As filed with the Securities and Exchange Commission on October 8, 2002

                                                              File Nos. 33-69686
                                                                        811-8064

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 60
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 61

                             THE MONTGOMERY FUNDS II
             (Exact Name of Registrant as Specified in its Charter)

                              101 California Street
                         San Francisco, California 94111
                     (Address of Principal Executive Office)

                                 (415) 572-3863
              (Registrant's Telephone Number, Including Area Code)

                       Johanne Castro, Assistant Secretary
                              101 California Street
                         San Francisco, California 94111
                     (Name and Address of Agent for Service)
                            _________________________

                          It is proposed that this filing will become
                          effective:
                          _____  immediately upon filing pursuant to Rule 485(b)
                          _____  on __________ pursuant to Rule 485(b)
                          _____  60 days after filing pursuant to Rule 485(a)(1)
                            X    75 days after filing pursuant to Rule 485(a)(2)
                          -----
                          _____  on ____________ pursuant to Rule 485(a)(1)

                                   __________

                     Please Send Copy of Communications to:

                               JULIE ALLECTA, ESQ.
                                THAO H. NGO, ESQ.
                      Paul, Hastings, Janofsky & Walker LLP
                                55 Second Street
                         San Francisco, California 94105
                                 (415) 856-7000

                             THE MONTGOMERY FUNDS II

                    CONTENTS OF THE POST-EFFECTIVE AMENDMENT

This Post-Effective Amendment to the registration statement of the Registrant contains the following documents:


        Facing Sheet

        Contents of the Post-Effective Amendment

        Part A - Prospectus for Class A, B and C shares of Montgomery Partners
                 Long-Short Fund (the "Long-Short Fund")

        Part A - Prospectus for the Class A, B and C shares of Montgomery
                 Partners Long-Short Bond Plus Fund (the "Bond Plus Fund")

        Part B - Combined Statement of Additional Information for the Long-Short
                 Fund and the Bond Plus Fund.

        Part C - Other Information

        Signature Page

        Exhibits

      _____________________________________________________________________

                                     PART A

                    PROSPECTUS FOR CLASS A, B AND C SHARES OF

                       MONTGOMERY PARTNERS LONG-SHORT FUND

      _____________________________________________________________________

                 The Montgomery Funds
                 Prospectus dated _________, 200_
                 (Class A, B and C Shares)



                 Montgomery Partners Long-Short Fund



The Montgomery Funds have registered the mutual fund offered in this prospectus with the U.S. Securities and Exchange Commission (SEC). That registration does not imply, however, that the SEC endorses the Fund. The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


           Montgomery Partners Long-Short Fund.................................2

           Additional Discussion of Principal Strategies and Related Risks.....4

           Management of the Fund..............................................6

           Investment Options..................................................7

           Buying, Selling and Exchanging Shares...............................8

           Other Account Information...........................................9

           After You Invest...................................................14

This prospectus describes the Fund's Class A, B and C shares.


www.montgomeryfunds.com                                           (800) 280-3372


Montgomery Partners Long-Short Fund

| ___AX | ___BX | ___CX

---------------------------------------------------------------------------------------
Portfolio      Montgomery Asset Management, LLC - Manager
Management     _______________________________ - Subadviser
---------------------------------------------------------------------------------------
Objective      Long-term capital appreciation.
---------------------------------------------------------------------------------------
Principal      Under normal conditions, the Fund invests at least 80% of its net
Strategy       assets in long and short positions in equity securities of publicly traded U.S. and foreign companies of any size.

               The Subadviser buys stocks "long" that the Subadviser believes will perform better than their peers, and sells stocks "short"
               that the Subadviser believes will underperform their peers. With a long position, the Fund purchases a stock outright, whereas with a short position the Fund sells a security that it has borrowed. The Fund will realize a profit or incur a loss from a short position depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security.
---------------------------------------------------------------------------------------
Principal      By investing in stocks, the Fund may expose you to certain risks that
Risks          could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market.
               Additionally, the Fund uses investment approaches that may present substantially higher risks and greater volatility than with most mutual funds. The Fund is not appropriate for
               conservative investors.

               Short sales are speculative investments that will cause the Fund to lose money if the value of a security does not go down as the Subadviser expects. In addition, the use of borrowing and short sales may cause the Fund to have higher expenses (especially interest and dividend expenses) than those of other equity mutual funds.

               By investing in foreign stocks, the Fund may expose shareholders to additional risks. Foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. In addition, some of the securities in which the Fund invests are denominated in foreign currencies, whose values may decline against the U.S. dollar.

               The Fund's investments in small-cap stocks may expose shareholders to additional risks. Smaller companies typically have more-limited product lines, markets and financial resources than do larger companies, and their securities may trade less frequently and in more-limited volume than those of larger, more mature companies. As a result, small-cap stocks--and therefore the Fund--may fluctuate significantly more in value than do larger-cap stocks and funds that focus on them.

               See "Additional Discussion of Principal Strategies and Related Risks"
               on page __.
---------------------------------------------------------------------------------------


www.montgomeryfunds.com                                           (800) 280-3372


---------------------------------------------------------------------------------------
Past Fund Performance. The Fund was launched on ___________, 200_.  Performance results are not provided because the Fund has not been in existence for a full calendar year.
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Fees and                                                Class A    Class B   Class C
Expenses
             Shareholder Fees (fees paid directly
             from your investment)
             Maximum Sales Charge Imposed on Purchases
             (as a percentage of offering price)          5.75%(1)  None       None
             Maximum Deferred Sales Charge (as a
             percentage of offering price)                None(2)   5.00%(3)   1.00%(4)
             Redemption Fee(5)                            None      None       None
             Annual Fund Operating Expenses (expenses
             that are deducted from Fund assets)
             Management Fee                                1.50%      1.50%     1.50%
             Distribution/Service (12b-1) Fee              0.25%      0.75%     0.75%
             Shareholder Servicing Fee                     0.00%      0.25%     0.25%
             Other Expenses                                _.__%      _.__%     _.__%
             Total Annual Fund Operating Expenses          _.__%      _.__%     _.__%
             Fee Reduction and/or Expense
             Reimbursement                                 _.__%      _.__%     _.__%
             Net Expenses(6)                               2.60%      3.35%     3.35%
             --------------------------------------------------------------------------

             1 Sales charges are reduced or eliminated for purchases of $50,000 or more. See page __ for more detail.
             2 A contingent deferred sales charge of 1.00% may apply to certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
             3 Deferred sales charges are reduced after 12 months and eliminated after six years.
             4 Deferred sales charge is eliminated after 12 months.
             5 $10 will be deducted from redemption proceeds sent by wire or overnight courier.
             6 Montgomery Asset Management and _______ have contractually agreed to reduce their respective fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses and Rule 12b-1 fees) to 2.35% for Class A shares and 2.60% for Class B and C shares. Each contract has a one-year term extendable for an additional year at the end of each fiscal year.

             Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                Assuming you redeem your shares at   Assuming you do not redeem
                      the end of each period                 your shares
             -------------------------------------------------------------------
                           Year 1    Year 3               Year 1  Year 3
             -------------------------------------------------------------------
             Class A        $___      $___                 $___    $___


             -------------------------------------------------------------------
             Class B        $___      $___                 $___    $___

             -------------------------------------------------------------------
             Class C        $___      $___                 $___    $___

             -------------------------------------------------------------------


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                                       3

Additional Discussion of Principal Strategies and Related Risks

Short Sales

When the Subadviser believes that a security is overvalued, it may sell the security "short" and borrow the same security from a broker or other institution to complete the sale. If the price of the security decreases in value, the Fund may make a profit and, conversely, if the security increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a "short squeeze" can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund.

The Fund may also make short sales "against-the-box," in which it sells short securities it owns. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a "constructive sale," requiring the Fund to recognize any taxable gain from the transaction.

Until the Fund replaces a borrowed security, it will designate sufficient U.S. government securities, other liquid debt, equity securities or cash to cover any difference between the value of the security sold short and any collateral deposited with a broker or other custodian. In addition, the value of the designated securities must be at least equal to the original value of the securities sold short. Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian. The Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold exceeds 100% of the value of the Fund's net assets.

Borrowing/Leverage

The Fund may borrow money from banks and engage in reverse repurchase transactions for temporary or emergency purposes. The Fund may borrow from broker-dealers and other institutions to leverage a transaction. Total bank borrowings may not exceed one-third of the value of the Fund's assets. The Fund also may leverage its portfolio through margin borrowing and other techniques in an effort to increase total return. Although leverage creates an opportunity for increased income and gain, it also creates certain risks. For example, leveraging may magnify changes in the net asset values of the Fund's shares and in its portfolio yield. Although margin borrowing will be fully collateralized, the Fund's assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.

[Initial Public Offerings

The Fund may participate in initial public offerings (IPOs). To the extent the Fund participates in IPOs, it is exposed to the risks generally associated with investing in companies that have little operating history as public companies. In addition, the market for IPOs has been volatile, and share prices of certain newly public companies have fluctuated significantly over short periods of time. The Fund's access to IPOs on a continuing basis cannot be guaranteed, and the Fund may at times dispose of shares of such offerings shortly after their acquisition. The Fund also invests in companies that have not yet "gone public," and these investments create additional risks, such as illiquidity based on legal restrictions and less publicly available information.]

Defensive Investments

At the discretion of the Subadviser, the Fund may invest up to 100% of its assets in cash for temporary defensive purposes. The Fund is not required nor expected to take such a defensive posture. But, if used, such an unlikely stance may help the Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, the Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.


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                                       4

Portfolio Turnover

The Subadviser will sell a security when it believes it is appropriate to do so, regardless of how long the Fund has owned that security. Buying and selling securities generally involves some expense to the Fund, such as commission paid to brokers and other transaction costs. By selling a security, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher the Fund's annual portfolio turnover, the greater its brokerage costs and the greater the likelihood that it will realize taxable capital gains. Increased brokerage costs may adversely affect the Fund's performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax-deferred account, the distribution of capital gains may affect your after-tax return. Annual portfolio turnover of 100% or more is considered high. The Fund will typically have annual turnover in excess of that rate because of the Subadviser's investment style.


www.montgomeryfunds.com                                           (800) 280-3372

Management of the Fund

Investment Manager

The investment manager of The Montgomery Funds is Montgomery Asset Management, LLC. Founded in 1990, Montgomery Asset Management is a subsidiary of Commerzbank AG, one of the largest publicly held commercial banks in Germany. As of September 30, 2002, Montgomery Asset Management managed approximately $_._ billion, including approximately $_._ billion on behalf of investors in The Montgomery Funds.

The Montgomery Funds has filed a request for an exemptive order from the Securities and Exchange Commission that will permit the Investment Manager, subject to the approval by the Fund's Board of Trustees, to change the Subadviser engaged by the Investment Manager to conduct investment programs of the Fund without shareholder approval. There can be no assurance that such an order will be granted. The Investment Manager will not change the Subadviser without shareholder approval unless and until such exemptive order relief has been obtained.

The table below shows the annual contractual management fee rate between the Fund and Montgomery Asset Management.

                                             Management Fees
                                              (annual rate)
-------------------------------------------------------------------------

  Montgomery Partners Long-Short Fund              _.__%



Subadviser

Montgomery Asset Management will oversee _______________ (the "Subadviser"), which is responsible for the day-to-day portfolio management of the Fund. The Subadviser was founded in ____. As of September 30, 2002, the Subadviser managed over $___ million.

The key investment management staff of the Subadviser and their respective experience are described below.

               Recent Portfolio Experience
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


               CFA(R) and Chartered Financial Analyst(R) are trademarks of the Association for Investment Management and Research.


www.montgomeryfunds.com                                           (800) 280-3372

Our Partners

As a Montgomery shareholder, you may see the names of our partners on a regular basis. We all work together to ensure that your investments are handled accurately and efficiently.

o Funds Distributor, Inc., located in New York City and Boston, distributes the Fund.

o DST Systems, Inc., located in Kansas City, Missouri, is the Fund's Master Transfer Agent and performs certain recordkeeping and accounting functions for the Fund.

o State Street Bank and Trust Company, also located in Kansas City, Missouri, assists DST Systems, Inc., with certain recordkeeping and accounting functions for the Fund.

o Chase Global Funds Services Company, located in Boston, Massachusetts, assists Montgomery in providing administrative services to the Fund.

o Brown Brothers Harriman & Co., located in Boston, Massachusetts, provides custodian and accounting services to the Fund, and assists Montgomery in providing administrative services to the Fund.


Investment Options

The class of shares that is best for you depends on a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class, including its various expenses, to help you make your investment decision. More extensive information about the Fund's multiple class arrangements can be found beginning on page __.


www.montgomeryfunds.com                                           (800) 280-3372

Share Marketing Plan ("Rule 12b-1 Plan")

o The Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

o Class A shares are subject to annualized Rule 12b-1 fees of 0.25% which are lower than the annualized Rule 12b-1 fees of 0.75% for Class B and Class C shareholders. As a result, Class A shareholders generally pay lower annual expenses and receive higher dividends than do Class B or Class C shareholders.

Sales Charges on Class A Shares

Class A Shares

o You pay an initial sales charge of 5.75% when you buy Class A shares: 5.75%. The sales charge is deducted from your investment, so not all of your purchase payment is invested.

o You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances, including purchases of $50,000 and more, and rights of accumulation. See page __ for more information.

o Because Class A shares are subject to lower Rule 12b-1 fees, Class A shareholders generally pay lower annual expenses and receive higher dividends than do Class B or Class C shareholders.

o You normally pay no contingent deferred sales charge ("CDSC") when you redeem Class A shares, although you may pay a 1.00% CDSC if your purchase was made without a sales charge and you redeem the shares during the first 12 months after your initial purchase.

Buying, Selling and Exchanging Shares

Purchasing Shares

You may purchase and sell shares through securities brokers, registered investment advisers, benefit plan administrators or their subagents. You should contact them directly for information regarding how to purchase or redeem shares through them. They may have higher minimum investment requirements and may charge you service or transaction fees. If you purchase or redeem shares through them, you will receive the net asset value (NAV) calculated after receipt of the order by them (4:00 P.M. Eastern Time) on any day the New York Stock Exchange
(NYSE) is open for trading. If your order is received by them after that time, it will be purchased or redeemed at the next-calculated NAV. Brokers, registered investment advisers and benefit plan administrators who perform shareholder servicing for the Fund may receive fees from the Fund or Montgomery for providing those services.

The minimum initial investment for Class A, B or C shares of the Fund is $2,500. The minimum subsequent investment in the Fund is $100.

Exchanging Shares

You may exchange Class A, B and C shares of the Fund for Class A, B and C shares of another Montgomery Fund, in accounts with the same registration, Taxpayer Identification Number (TIN) and address. Applicable minimums apply to exchanges as well as to purchases. Note that an exchange is treated as a sale and may result in a realized gain or loss for tax purposes. Additionally, you may be subject to a CDSC under certain conditions.

We will process your exchange order at the next-calculated NAV. This means that if your exchange order is received after 4:00 P.M. Eastern Time on a particular day, it will be processed at the NAV calculated on the next trading day.

You may exchange shares only if the Fund is qualified for sale in your state. You may not exchange shares of the Fund for shares of another Montgomery Fund that is currently closed to new shareholders unless you are already a shareholder in the closed Fund.

Because excessive exchanges can harm the Fund's performance, we reserve the right to terminate your exchange privileges if you make more than four exchanges out of the Fund during a 12-month period. We may also refuse an exchange into a Montgomery Fund from which you have sold shares within the previous 90 days (accounts under common control and accounts having the same TIN will be counted together).


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                                       8

We may restrict or refuse your exchanges if we receive, or anticipate receiving, simultaneous orders affecting a large portion of the Fund's assets or if we detect a pattern of exchanges that suggests a market-timing strategy.

We reserve the right to refuse exchanges into the Fund by any person or group if, in our judgment, the Fund would be unable to effectively invest the money in accordance with its investment objective and policies, or might be adversely affected in other ways.

Selling Shares

You may sell some or all of your Fund shares on days that the NYSE is open for trading. Note that a redemption is treated as a sale and may result in a realized gain or loss for tax purposes.

Your shares will be sold at the next NAV we calculate for the Fund after receiving your order. We will promptly pay the proceeds to you, normally within three business days of receiving your order and all necessary documents (including a written redemption order with the appropriate signature guarantee). We will mail or wire you the proceeds, depending on your instructions. Redemption proceeds from shares purchased by check or bank transfer may be delayed up to 15 calendar days to allow the check or transfer to clear. Within this 15-day period, you may choose to exchange your investment into the Montgomery Government Money Market Fund. Aside from any applicable redemption fees or CDSCs, we generally will not charge you any fees when you sell your shares, although there are some minor exceptions:

o For share sale proceeds transferred by wire, a $10 wire transfer fee will be deducted directly from the proceeds.

o For redemption checks requested by overnight courier, a $10 fee will be deducted directly from the redemption proceeds.

In accordance with the rules of the SEC, we reserve the right to suspend redemptions under extraordinary circumstances.

Other Account Information

How Fund Shares Are Priced

How and when we calculate the Fund's price or NAV determines the price at which you will buy or sell shares. We calculate the Fund's NAV by dividing the total net value of its assets by the number of outstanding shares. We base the value of the Fund's investments on their market value, usually the last price reported for each security before the close of market that day. A market price may not be available for securities that trade infrequently. Occasionally, an event that affects a security's value may occur after the market closes. This is more likely to happen with foreign securities traded in foreign markets that have different time zones than in the United States. Major developments affecting the prices of those securities may occur after the foreign markets in which such securities trade have closed, but before the Fund calculates its NAV. In this case, Montgomery, subject to the supervision of the Fund's Board of Trustees or Pricing Committee, will make a good-faith estimate of the security's "fair value," which may be higher or lower than the security's closing price in its relevant market.

We calculate the Fund's NAV after the close of trading on the NYSE every day the NYSE is open. We do not calculate the NAV on days on which the NYSE is closed for trading. The Fund may, but does not expect to, determine the NAV of its shares on any day the NYSE is not open for trading if there is sufficient trading in the Fund's portfolio securities on such days. If we receive your order by the close of trading on the NYSE, you can purchase shares at the price calculated for that day. The NYSE usually closes at 4:00 P.M. Eastern Time on weekdays, except for holidays. If your order is received after the NYSE has closed, your shares will be priced at the next NAV we determine after receipt of your order.


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                                       9

Sales Charges

Class A Shares. Part of the front-end sales charge is paid directly to the selling broker-dealer (the "dealer reallowance"). The remainder is retained by the Distributor and may be used either to promote the sale of the Fund or to compensate the Distributor for its efforts to sell the Fund.



                                                Sales Charge        Sales Charge       Dealer Reallowance
                                               as a Percentage     as a Percentage      as a Percentage
Your Investment                               of Offering Price   of Your Investment   of Offering Price
---------------------------------------------------------------------------------------------------------
Less than $50,000                                    5.75%             6.10%                5.00%
$50,000 or more, but less than $100,000              4.50%             4.71%                4.00%
$100,000 or more, but less than $250,000             3.50%             3.63%                3.00%
$250,000 or more, but less than $500,000             2.50%             2.56%                2.25%
$500,000 or more, but less than $1,000,000           2.00%             2.04%                1.75%
$1,000,000 or more                                   0.00%*            0.00%*               0.00%*

*  The dealer reallowance, as a percentage of offering price, is as follows:
   1.00% on purchases between $1 million and $2 million; plus 0.80% on the amount between $2 million and $3 million; plus 0.50% on the amount between $3 million and $50 million; plus 0.25% on the amount exceeding $50 million; plus 0.25% of the amount exceeding $100 million. Class A shares that (i) were not purchased through certain fee-based programs or (ii) were not subject to an initial sales charge or a CDSC may be subject to a redemption fee of 1.00% on amounts redeemed within the first year of purchase.

There are several ways you can combine multiple purchases of all shares to take advantage of the breakpoints in the sales charge schedule. These can be combined in any manner:

o Accumulation privilege--lets you add the value of shares of any Class A shares you and your immediate family already own to the amount of your next investment for purposes of calculating sales charges.

o Letter of intent--lets you purchase Class A shares over a 13-month period and receive the same sales charge as though all shares had been purchased at once. See the New Account application and the Statement of Additional Information for terms and conditions.

o Combination privilege--lets you combine purchases of Class A shares of multiple Montgomery Funds for the purpose of reducing the sales charge.

Contact your financial consultant or Montgomery to add these privileges to an existing account.

Class B Shares. Class B shares are offered at their net asset value per share, without any initial sales charge, but are subject to a CDSC if redeemed within six years of purchase (a "back-end load"). The Distributor pays the selling broker-dealer a 4.00% commission at the time of sale. There is no CDSC imposed on shares acquired through reinvestment of dividends or capital gains.

Years Since Purchase Payment            Percentage of Contingent Deferred
Was Made                                Sales Charge
--------------------------------------------------------------------------------
First                                   5.00%
--------------------------------------------------------------------------------
Second                                  4.00%
--------------------------------------------------------------------------------
Third                                   3.00%
--------------------------------------------------------------------------------
Fourth                                  3.00%
--------------------------------------------------------------------------------
Fifth                                   2.00%
--------------------------------------------------------------------------------
Sixth                                   1.00%
--------------------------------------------------------------------------------
Seventh                                 0.00%*
--------------------------------------------------------------------------------
* After the eighth year, Class B shares convert into Class A shares.

Class C Shares. Class C shares are offered at their net asset value per share without any initial sales charge. Class C shares, however, are subject to a CDSC if they are redeemed within one year of purchase. The Distributor may pay the selling broker-dealer up to a 1.00% commission at the time of sale. Shareholders who redeem Class C shares within one year of purchase will be charged a CDSC of 1.00% of shares redeemed. There is no CDSC imposed on Class C shares acquired through reinvestment of dividends or capital gains.

Class B and C Shares. A CDSC will be imposed on the lesser of the then current market value or the purchase payments of the redeemed shares at the time of the redemption. CDSC calculations are based on the specific shares involved, not on the value of the account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell


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                                       10
any shares in your account that are not subject to a CDSC. If there are not enough of these shares to meet your request, we will sell your shares on a first-in, first-out basis. Your financial consultant or institution may elect to waive some or all of the payment, thereby reducing or eliminating the otherwise applicable CDSC.

In general, the CDSC may be waived on shares you sell for the following reasons:

o Redemptions made within one year after death or post-purchase disability of last surviving shareholder

o Systematic withdrawal plan payments of up to an annual amount of 12% of account value on per-fund basis at the time the withdrawal plan is established; excess withdrawals are subject to the CDSC

o Redemptions at age 70 1/2 from retirement plans and other employee benefit plans

o Disability payment of death benefits or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs and Rollover IRAs

o  Shares acquired through reinvestment of dividends or capital gains

To use any of these waivers, contact your financial consultant or Montgomery.

Reinstatement Privilege. If you sell shares of the Fund, you may invest some or all of the proceeds in the Fund within 90 days without a sales charge. If you paid a CDSC when you sold your shares, you will be allowed to invest in Class A shares with the front-end sales charge waived. All accounts involved must have the same registration.

To use this privilege, contact your financial consultant or Montgomery.

Net Asset Value Purchases. Class A shares may be sold at net asset value to:

o Current or retired directors, trustees, partners, officers and employees of the Trust, the Distributor, the Transfer Agent, Subadvisers, Montgomery and its members, certain family members of the above persons, and trusts or plans primarily for such persons or their family members

o Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the Distributor

o Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with 50 or more eligible employees

o Investment advisors, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services

o Employer-sponsored benefit plans in connection with purchases of Class A shares made as a result of participant-directed exchanges between options in such plan

o "Wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the Distributor or another broker-dealer or financial institution with respect to sales of Class A shares

o Such other persons as are determined by the Manager to have acquired shares under circumstances not involving any sales expense

Shareholder Servicing Plan. The Fund has adopted a Shareholder Servicing Plan, under which the Fund pays Montgomery or its Distributor a shareholder servicing fee at an annual rate of up to 0.25% of the Fund's average daily net assets. The fee is intended to reimburse the recipient for providing or arranging for services to shareholders. The fee may also be used to pay certain brokers, transfer agents and other financial intermediaries for providing shareholder services.


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


Rule 12b-1 Plan. The Fund has adopted a Rule 12b-1 Plan for its Class A, Class B and Class C shares. Under the Rule 12b-1 Plan, the Fund will pay distribution fees to the Distributor at an annual rate of 0.25% of the Fund's aggregate average daily net assets attributable to its Class A shares and 0.75% of the Fund's aggregate average daily net assets attributable to its Class B and Class C shares to reimburse the Distributor for its distribution costs with respect to such classes. Because the Rule 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. A portion of the Rule 12b-1 fees may also be used to pay brokers and other financial intermediaries for providing distribution services.

Other Policies

Minimum Account Balances. Due to the cost of maintaining small accounts, we require a minimum Fund account balance of $2,500 unless you have opened an IRA. If your account balance falls below that amount for any reason, we may ask you to add to your account. If your account balance is not brought up to the minimum or you do not send us other instructions, we may either redeem your shares and send you the proceeds (you will not be charged a CDSC if your account is closed for this reason) or charge you an annual fee of $10. We believe that this policy is in the best interests of all our shareholders.

Expense Limitations. Montgomery and the Subadviser may reduce their respective management fees and absorb expenses to maintain total ordinary operating expenses (excluding brokerage commissions, Rule 12b-1 fees, interest, taxes and short sale dividend expenses) for each share class below its previously set operating expense limit. The Investment Management Agreement allows Montgomery three years to recoup amounts previously reduced or absorbed, provided the Fund remains within the applicable expense limitation. Montgomery may not recoup these amounts before seeking payment of fees and expenses for the current year. the Subadviser may not recoup its reductions.

In-Kind Redemptions. When in the judgment of the Manager it is consistent with the best interests of the Fund, an investor may redeem shares of the Fund and receive securities from the Fund selected by the Manager or the Subadviser at their discretion, provided that such redemption is not expected to affect the Fund's ability to attain its investment objective or otherwise materially affect its operations. For the purposes of redemptions in-kind, the redeemed securities shall be valued at the identical time and in the identical manner as the other portfolio securities for purposes of calculating the net asset value of the Fund's shares.

Telephone Transactions

By buying or selling shares over the phone, you agree to reimburse the Fund for any expenses or losses incurred in connection with transfers of money from your account. This includes any losses or expenses caused by your bank's failure to honor your debit or act in accordance with your instructions. If your bank makes erroneous payments or fails to make payment after you buy shares, we may cancel the purchase and immediately terminate your telephone transaction privileges.

The shares you purchase by phone will be priced at the first NAV we determine after receiving your request. You will not actually own the shares, however, until we receive your payment in full. If we do not receive your payment within three business days of your request, we will cancel your purchase. You may be responsible for any losses incurred by the Fund as a result.

Please note that we cannot be held liable for following instructions that we reasonably believe to be genuine. We use the following safeguards to ensure that the instructions we receive are accurate and authentic:

o  Recording certain calls

o Requiring an authorization number or other personal information not likely to be known by others

o  Sending a transaction confirmation to the investor

The Fund and its Transfer Agent may be held liable for any losses due to unauthorized or fraudulent telephone transactions only if we have not followed these reasonable procedures.

We reserve the right to revoke the transaction privileges of any shareholder at any time if he or she has used abusive language or misused the phone privileges by making purchases and redemptions that appear to be part of a systematic market-timing strategy.

An interruption in transmissions over the Internet generally, or a problem in the transmission of www.montgomeryfunds.com in particular, could result in a delay or interruption in your ability to access our Web site to


www.montgomeryfunds.com                                           (800) 280-3372
receive certain shareholder information electronically or to otherwise interact with the Fund.



If you notify us that your address has changed, or if you change your address online, we will temporarily suspend your telephone redemption privileges until 30 days after your notification, to protect you and your account. We require that all redemption requests made during this period be in writing with a signature guarantee.

Shareholders may experience delays in exercising telephone redemption privileges during periods of volatile economic or market conditions. In these cases you may want to transmit your redemption request via overnight courier or by telegram.

You may discontinue telephone privileges at any time.

Tax Withholding Information

Be sure to complete the Taxpayer Identification Number (TIN) section of the New Account application. If you don't have a Social Security Number or a TIN, apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). If you do not provide us with a TIN or Social Security Number, federal tax law may require us to withhold 31% of your taxable dividends, capital gain distributions, and redemption and exchange proceeds (unless you qualify as an exempt payee under certain rules).

Other rules about TINs apply for certain investors. For example, if you are establishing an account for a minor under the Uniform Gifts to Minors Act, you should furnish the minor's TIN. If the IRS has notified you that you are subject to backup withholding because you failed to report all interest and dividend income on your tax return, you must check the appropriate item on the New Account application. Foreign shareholders should note that any dividends or distributions the Funds pay to them may be subject to up to 30% withholding instead of backup withholding.

Identity Verification Procedures Notice

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a New Account application, you will be required to supply the Fund with information, such as your taxpayer identification number, that will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a customer's identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Your information will be handled by us as discussed in our privacy notice.

Privacy Notice

The Montgomery Funds may collect or capture nonpublic personal information about you from the following sources:

o  The Montgomery Funds New Account application or other forms

o  Oral conversations with our representatives

o  Your transactions with us;

o  Electronic sources such as our Web sites or e-mails; and

o Information about any bank account you use for transfers between your bank account and your Fund accounts, including information provided when effecting wire transfers.

We do not disclose any nonpublic personal information about our customers or former customers to non-affiliated third parties without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to non-affiliated third parties (such as the Transfer Agent or brokers) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

Please inform us if you do not want to receive e-mail from our company in the future by sending us an


www.montgomeryfunds.com                                           (800) 280-3372
e-mail at feedback@montgomeryasset.com. If you supply us with your postal address online you may receive periodic mailings from us with information on new products and services or upcoming events. If you do not wish to receive such mailings, please let us know by calling 800-572-FUND [3863]. Persons who supply us with their telephone numbers online may receive telephone contact from us with information regarding orders they have placed. If you do not wish to receive such phone calls, again, please let us know by calling 800-572-FUND [3863].

If you have any additional questions or concerns about privacy, our information practices or the confidentiality of personal data transmissions, please contact a shareholder services representative at 800-572-FUND [3863].


After You Invest

Tax Consequences

IRS rules require that the Fund distribute all of its net investment income and capital gains, if any, to shareholders. Capital gains may be taxable at different rates depending on the length of time the Fund holds its assets. We'll inform you about the source of any dividends and capital gains upon payment. After the close of each calendar year, we will advise you of their tax status. The Fund's distributions, whether received in cash or reinvested, may be taxable. Any redemption of the Fund's shares or any exchange of the Fund's shares for those of another Fund will be treated as a sale, and any gain on the transaction may be taxable.

Additional information about tax issues relating to The Montgomery Funds can be found in our Statement of Additional Information, available free by calling
(800) 280-3372. Consult your tax advisor about the potential tax consequences of investing in the Fund.

Dividends and Distributions

As a shareholder in the Fund, you may receive income dividends and capital gain distributions for which you will owe taxes (unless you invest solely through a tax-advantaged account such as an IRA or a 401(k) plan). Income dividends and capital gain distributions are paid to shareholders who maintain accounts with the Fund as of its "record date."

If you would like to receive dividends and distributions in cash, indicate that choice on your New Account application. Otherwise, the distributions will be reinvested in additional Fund shares.

If you plan to purchase shares in the Fund, check if it is planning to make a distribution in the near future. Here's why: If you buy shares of the Fund just before a distribution, you'll pay the full price for the shares but receive a portion of your purchase price back as a taxable distribution. This is called "buying a dividend." Unless you hold the Fund in a tax-deferred account, you will have to include the distribution in your gross income for tax purposes, even though you may not have participated in the Fund's appreciation.

The Fund declares and pays income dividends and capital gains in the last quarter of each calendar year. Following its fiscal year end (June 30), the Funds may make additional distributions to avoid the imposition of a tax.


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                                       14

[Outside back cover]

                You can find more information about the Fund's investment policies in the Statement of Additional Information (SAI), incorporated by reference in, and therefore legally a part of, this prospectus, which is available free of charge.

                To request a free copy of the SAI, call (800) 280-3372. You can review and copy further information about the Fund, including the SAI, at the Securities and Exchange Commission's (SEC's) Public Reference Room in Washington, D.C. To obtain information on the operation of the Public Reference Room please call (202) 942-8090. Reports and other information about the Fund are available through the SEC's website at www.sec.gov. You can also obtain copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C., 20549-0102, or e-mailing the SEC at publicinfo@sec.gov.

                You can also find further information about the Fund in our annual and semiannual shareholder reports, which discuss the market conditions and investment strategies that significantly affected the Fund's performance during the previous fiscal period. To request a free copy of the most recent annual or semiannual report, call (800) 280-3372.

                Corporate Headquarters:

                      The MONTGOMERY Funds
                      101 California Street
                      San Francisco, CA 94111-9361

                                               [Logo]

                                           Invest wisely.(R)
                                           (800) 280-3372
                                       www.montgomeryfunds.com



                SEC File No.:    The Montgomery Funds II   811-8064                 Funds Distributor, Inc. __/02--  ___


www.montgomeryfunds.com                                           (800) 280-3372

      _____________________________________________________________________

                                     PART A

                    PROSPECTUS FOR CLASS A, B AND C SHARES OF

                  MONTGOMERY PARTNERS LONG-SHORT BOND PLUS FUND

      _____________________________________________________________________

                 The Montgomery Funds
                 Prospectus dated _________, 200_
                 (Class A, B and C Shares)



                 Montgomery Partners Long-Short Bond Plus Fund



The Montgomery Funds have registered the mutual fund offered in this prospectus with the U.S. Securities and Exchange Commission (SEC). That registration does not imply, however, that the SEC endorses the Fund. The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


          Montgomery Partners Long-Short Bond Plus Fund...................1

          Additional Discussion of Principal Strategies and Related Risks.....1

          Management of the Fund..............................................1

          Investment Options..................................................1

          Buying, Selling and Exchanging Shares...............................1

          Other Account Information...........................................1

          After You Invest....................................................1

This prospectus describes the Fund's Class A, B and C shares.


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                                      i


Montgomery Partners Long-Short Bond Plus Fund

| ___AX | ___BX | ___CX

-------------------------------------------------------------------------------------------
Portfolio          Montgomery Asset Management, LLC - Manager
Management         _______________________________ - Subadviser
-------------------------------------------------------------------------------------------
Objective          Long-term capital appreciation.
-------------------------------------------------------------------------------------------
Principal Strategy  Under normal conditions, the Fund invests at least 80% of its net assets in long and short positions in equity
                    securities of publicly traded companies in the United
                    States. The Fund's investment process combines positions in debt instrument derivatives, such as interest rate swaps and futures, with a primarily market-neutral exposure in
                    individual long and short positions in equity securities.
                    The Fund's investment process offers the potential for
                    consistent excess returns over the Lehman 1-3 year
                    Government Bond Index, the Fund's benchmark, with a slightly higher risk profile than that of the index.

                    Using quantitative and fundamental analysis, the Subadviser buys stocks "long" that it believes will perform better than their peers, and sells stocks "short" that the Subadviser
                    believes will underperform their peers. With a long
                    position, the Fund purchases a stock outright, whereas with a short position the Fund sells a security that it has
                    borrowed. The Subadviser typically maintains an equal amount of long and short positions with 90 to 95% of the Fund's
                    portfolio. The Fund will realize a profit or incur a loss
                    from a short position depending on whether the value of the underlying stock decreases or increases, respectively,
                    between the time it is sold and when the Fund replaces the borrowed security.
-------------------------------------------------------------------------------------------
Principal Risks     By investing in stocks, the Fund may expose you to certain risks that could cause you to lose money, particularly a
                    sudden decline in a holding's share price or an overall
                    decline in the stock market. Additionally, the Fund uses
                    investment approaches that may present substantially higher risks and greater volatility than with most mutual funds.
                    The Fund is not appropriate for conservative investors.

                    Short sales are speculative investments that will cause the Fund to lose money if the value of a security does not go down as the Subadviser expects. In addition, the use of borrowing and short sales may cause the Fund to have higher expenses (especially interest and dividend expenses) than those of other equity mutual funds.

                    Swap contracts expose the Fund to the credit risk that the counterparty may default on the swap contract. There can be no assurance that a liquid market will exist for any particular swap or future at any particular time.
                    Accordingly, there is a risk that the Fund may not be able to enter into a closing transaction for that particular swap or future.

                    By investing in bonds, the Fund may expose you to certain risks that could cause you to lose money because the value of shares in the Fund will fluctuate along with interest rates. When interest rates rise, a bond's market price generally declines. A fund such as this one, which invests a portion of its assets in bonds, will behave in largely the same way. The Fund's investments in mortgage-related debt securities may expose it to prepayment risks when interest rates fall, because the Subadviser may have to reinvest the prepayment proceeds at lower interest rates than those of its previous investments.

                    See "Additional Discussion of Principal Strategies and
                    Related Risks" on page __.
---------------------------------------------------------------------------------------


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                                       2

Long-Short Bond Plus Fund continued


---------------------------------------------------------------------------------------
Past Fund Performance. The Fund was launched on ___________, 200_.  Performance results are not provided because the Fund has not been in existence for a full calendar year.
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Fees and                                                Class A    Class B   Class C
Expenses
             Shareholder Fees (fees paid directly
             from your investment)
             Maximum Sales Charge Imposed on Purchases
             (as a percentage of offering price)          5.75%(1)  None       None
             Maximum Deferred Sales Charge (as a
             percentage of offering price)                None(2)   5.00%(3)   1.00%(4)
             Redemption Fee(5)                            None      None       None
             Annual Fund Operating Expenses (expenses
             that are deducted from Fund assets)
             Management Fee                                1.50%      1.50%     1.50%
             Distribution/Service (12b-1) Fee              0.25%      0.75%     0.75%
             Shareholder Servicing Fee                     0.00%      0.25%     0.25%
             Other Expenses                                _.__%      _.__%     _.__%
             Total Annual Fund Operating Expenses          _.__%      _.__%     _.__%
             Fee Reduction and/or Expense
             Reimbursement                                 _.__%      _.__%     _.__%
             Net Expenses(6)                               2.60%      3.35%     3.35%
             --------------------------------------------------------------------------

             1 Sales charges are reduced or eliminated for purchases of $50,000 or more. See page __ for more detail.
             2 A contingent deferred sales charge of 1.00% may apply to certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
             3 Deferred sales charges are reduced after 12 months and eliminated after six years.
             4 Deferred sales charge is eliminated after 12 months.
             5 $10 will be deducted from redemption proceeds sent by wire or overnight courier.
             6 Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses and Rule 12b-1 fees) to 2.35% for Class A shares and 2.60% for Class B and C shares. The contract has a one-year term extendable for an additional year at the end of each fiscal year.

             Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                Assuming you redeem your shares at   Assuming you do not redeem
                      the end of each period                 your shares
             -------------------------------------------------------------------
                           Year 1    Year 3               Year 1  Year 3
             -------------------------------------------------------------------
             Class A         $___     $___                 $___    $___

             -------------------------------------------------------------------
             Class B         $___     $___                 $___    $___

             -------------------------------------------------------------------
             Class C         $___     $___                 $___    $___
             -------------------------------------------------------------------


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                                       3

Additional Discussion of Principal Strategies and Related Risks

Short Sales

When the Subadviser believes that a security is overvalued, it may sell the security "short" and borrow the same security from a broker or other institution to complete the sale. If the price of the security decreases in value, the Fund may make a profit and, conversely, if the security increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a "short squeeze" can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund.

The Fund may also make short sales "against-the-box," in which it sells short securities it owns. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a "constructive sale," requiring the Fund to recognize any taxable gain from the transaction.

Until the Fund replaces a borrowed security, it will designate sufficient U.S. government securities, other liquid debt, equity securities or cash to cover any difference between the value of the security sold short and any collateral deposited with a broker or other custodian. In addition, the value of the designated securities must be at least equal to the original value of the securities sold short. Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian. The Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold exceeds 100% of the value of the Fund's net assets.

Borrowing/Leverage

The Fund may borrow money from banks and engage in reverse repurchase transactions for temporary or emergency purposes. The Fund may borrow from broker-dealers and other institutions to leverage a transaction. Total bank borrowings may not exceed one-third of the value of the Fund's assets. The Fund also may leverage its portfolio through margin borrowing and other techniques in an effort to increase total return. Although leverage creates an opportunity for increased income and gain, it also creates certain risks. For example, leveraging may magnify changes in the net asset values of the Fund's shares and in its portfolio yield. Although margin borrowing will be fully collateralized, the Fund's assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.

[Initial Public Offerings

The Fund may participate in initial public offerings (IPOs). To the extent the Fund participates in IPOs, it is exposed to the risks generally associated with investing in companies that have little operating history as public companies. In addition, the market for IPOs has been volatile, and share prices of certain newly public companies have fluctuated significantly over short periods of time. The Fund's access to IPOs on a continuing basis cannot be guaranteed, and the Fund may at times dispose of shares of such offerings shortly after their acquisition. The Fund also invests in companies that have not yet "gone public," and these investments create additional risks, such as illiquidity based on legal restrictions and less publicly available information.]

Defensive Investments

At the discretion of the Subadviser, the Fund may invest up to 100% of its assets in cash for temporary defensive purposes. The Fund is not required nor expected to take such a defensive posture. But, if used, such an unlikely stance may help the Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, the Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.


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


Portfolio Turnover

The Subadviser will sell a security when it believes it is appropriate to do so, regardless of how long the Fund has owned that security. Buying and selling securities generally involves some expense to the Fund, such as commission paid to brokers and other transaction costs. By selling a security, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher the Fund's annual portfolio turnover, the greater its brokerage costs and the greater the likelihood that it will realize taxable capital gains. Increased brokerage costs may adversely affect the Fund's performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax-deferred account, the distribution of capital gains may affect your after-tax return. Annual portfolio turnover of 100% or more is considered high. The Fund will typically have annual turnover in excess of that rate because of the Subadviser's investment style. See "Financial Highlights," beginning on page __, for the Fund's historical portfolio turnover.


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                                       5

Management of the Fund

Investment Manager

The investment manager of The Montgomery Funds is Montgomery Asset Management, LLC. Founded in 1990, Montgomery Asset Management is a subsidiary of Commerzbank AG, one of the largest publicly held commercial banks in Germany. As of September 30, 2002, Montgomery Asset Management managed approximately $_._ billion, including approximately $_._ billion on behalf of investors in The Montgomery Funds. The table below shows the annual contractual management fee rate between the Fund and Montgomery Asset Management.

                                                       Management Fees
                                                        (annual rate)
--------------------------------------------------------------------------

  Montgomery Partners Long-Short Bond Plus Fund          _.__%



Subadviser

Montgomery Asset Management will oversee _______________ (the "Subadviser"), which is responsible for the day-to-day portfolio management of the Fund. The Subadviser was founded in ____. As of September 30, 2002, the Subadviser managed over $___ million.

The key investment management staff of the Subadviser and their respective experience are described below.

               Recent Portfolio Experience




               CFA(R) and Chartered Financial Analyst(R) are trademarks of the Association for Investment Management and Research.


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                                       6

Our Partners

As a Montgomery shareholder, you may see the names of our partners on a regular basis. We all work together to ensure that your investments are handled accurately and efficiently.

o Funds Distributor, Inc., located in New York City and Boston, distributes the Fund.

o DST Systems, Inc., located in Kansas City, Missouri, is the Fund's Master Transfer Agent and performs certain recordkeeping and accounting functions for the Fund.

o State Street Bank and Trust Company, also located in Kansas City, Missouri, assists DST Systems, Inc., with certain recordkeeping and accounting functions for the Fund.

o Chase Global Funds Services Company, located in Boston, Massachusetts, assists Montgomery in providing administrative services to the Fund.

o Brown Brothers Harriman & Co., located in Boston, Massachusetts, provides custodian and accounting services to the Fund, and assists Montgomery in providing administrative services to the Fund.


Additional Benchmark Information

o Lehman 1-3 year Government Bond Index is composed of the Treasury Bond and Agency Bond Indices, the 1-3 year Government Index and the 20+ Treasury Index.

Investment Options

The class of shares that is best for you depends on a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class, including its various expenses, to help you make your investment decision. More extensive information about the Fund's multiple class arrangements can be found beginning on page __.


www.montgomeryfunds.com                                           (800) 280-3372

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


Share Marketing Plan ("Rule 12b-1 Plan")

o The Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

o Class A shares are subject to annualized Rule 12b-1 fees of 0.25% which are lower than the annualized Rule 12b-1 fees of 0.75% for Class B and Class C shareholders. As a result, Class A shareholders generally pay lower annual expenses and receive higher dividends than do Class B or Class C shareholders.

Sales Charges on Class A Shares

Class A Shares

o You pay an initial sales charge of 5.75% when you buy Class A shares: 5.75%. The sales charge is deducted from your investment, so not all of your purchase payment is invested.

o You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances, including purchases of $50,000 and more, and rights of accumulation. See page __ for more information.

o Because Class A shares are subject to lower Rule 12b-1 fees, Class A shareholders generally pay lower annual expenses and receive higher dividends than do Class B or Class C shareholders.

o You normally pay no contingent deferred sales charge ("CDSC") when you redeem Class A shares, although you may pay a 1.00% CDSC if your purchase was made without a sales charge and you redeem the shares during the first 12 months after your initial purchase.

Buying, Selling and Exchanging Shares

Purchasing Shares

You may purchase and sell shares through securities brokers, registered investment advisers, benefit plan administrators or their subagents. You should contact them directly for information regarding how to purchase or redeem shares through them. They may have higher minimum investment requirements and may charge you service or transaction fees. If you purchase or redeem shares through them, you will receive the net asset value (NAV) calculated after receipt of the order by them (4:00 P.M. Eastern Time) on any day the New York Stock Exchange
(NYSE) is open for trading. If your order is received by them after that time, it will be purchased or redeemed at the next-calculated NAV. Brokers, registered investment advisers and benefit plan administrators who perform shareholder servicing for the Fund may receive fees from the Fund or Montgomery for providing those services.

The minimum initial investment for Class A, B or C shares of the Fund is $2,500. The minimum subsequent investment in the Fund is $100.

Exchanging Shares

You may exchange Class A, B and C shares of the Fund for Class A, B and C shares of another Montgomery Fund, in accounts with the same registration, Taxpayer Identification Number (TIN) and address. Applicable minimums apply to exchanges as well as to purchases. Note that an exchange is treated as a sale and may result in a realized gain or loss for tax purposes. Additionally, you may be subject to a CDSC under certain conditions.

We will process your exchange order at the next-calculated NAV. This means that if your exchange order is received after 4:00 P.M. Eastern Time on a particular day, it will be processed at the NAV calculated on the next trading day.

You may exchange shares only if the Fund is qualified for sale in your state. You may not exchange shares of the Fund for shares of another Montgomery Fund that is currently closed to new shareholders unless you are already a shareholder in the closed Fund.

Because excessive exchanges can harm the Fund's performance, we reserve the right to terminate your exchange privileges if you make more than four exchanges out of the Fund during a 12-month period. We may also refuse an exchange into a Montgomery Fund from which you have sold shares within the previous 90 days (accounts under common control and accounts having the same TIN will be counted together).


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                                       8

We may restrict or refuse your exchanges if we receive, or anticipate receiving, simultaneous orders affecting a large portion of the Fund's assets or if we detect a pattern of exchanges that suggests a market-timing strategy.

We reserve the right to refuse exchanges into the Fund by any person or group if, in our judgment, the Fund would be unable to effectively invest the money in accordance with its investment objective and policies, or might be adversely affected in other ways.

Selling Shares

You may sell some or all of your Fund shares on days that the NYSE is open for trading. Note that a redemption is treated as a sale and may result in a realized gain or loss for tax purposes.

Your shares will be sold at the next NAV we calculate for the Fund after receiving your order. We will promptly pay the proceeds to you, normally within three business days of receiving your order and all necessary documents (including a written redemption order with the appropriate signature guarantee). We will mail or wire you the proceeds, depending on your instructions. Redemption proceeds from shares purchased by check or bank transfer may be delayed up to 15 calendar days to allow the check or transfer to clear. Within this 15-day period, you may choose to exchange your investment into the Montgomery Government Money Market Fund. Aside from any applicable redemption fees or CDSCs, we generally will not charge you any fees when you sell your shares, although there are some minor exceptions:

o For share sale proceeds transferred by wire, a $10 wire transfer fee will be deducted directly from the proceeds.

o For redemption checks requested by overnight courier, a $10 fee will be deducted directly from the redemption proceeds.

In accordance with the rules of the SEC, we reserve the right to suspend redemptions under extraordinary circumstances.

Other Account Information

How Fund Shares Are Priced

How and when we calculate the Fund's price or NAV determines the price at which you will buy or sell shares. We calculate the Fund's NAV by dividing the total net value of its assets by the number of outstanding shares. We base the value of the Fund's investments on their market value, usually the last price reported for each security before the close of market that day. A market price may not be available for securities that trade infrequently. Occasionally, an event that affects a security's value may occur after the market closes. This is more likely to happen with foreign securities traded in foreign markets that have different time zones than in the United States. Major developments affecting the prices of those securities may occur after the foreign markets in which such securities trade have closed, but before the Fund calculates its NAV. In this case, Montgomery, subject to the supervision of the Fund's Board of Trustees or Pricing Committee, will make a good-faith estimate of the security's "fair value," which may be higher or lower than the security's closing price in its relevant market.

We calculate the Fund's NAV after the close of trading on the NYSE every day the NYSE is open. We do not calculate the NAV on days on which the NYSE is closed for trading. The Fund may, but does not expect to, determine the NAV of its shares on any day the NYSE is not open for trading if there is sufficient trading in the Fund's portfolio securities on such days. If we receive your order by the close of trading on the NYSE, you can purchase shares at the price calculated for that day. The NYSE usually closes at 4:00 P.M. Eastern Time on weekdays, except for holidays. If your order is received after the NYSE has closed, your shares will be priced at the next NAV we determine after receipt of your order.


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


Sales Charges

Class A Shares. Part of the front-end sales charge is paid directly to the selling broker-dealer (the "dealer reallowance"). The remainder is retained by the Distributor and may be used either to promote the sale of the Fund or to compensate the Distributor for its efforts to sell the Fund.



                                                Sales Charge        Sales Charge       Dealer Reallowance
                                               as a Percentage     as a Percentage      as a Percentage
Your Investment                               of Offering Price   of Your Investment   of Offering Price
---------------------------------------------------------------------------------------------------------
Less than $50,000                                    5.75%             6.10%                5.00%
$50,000 or more, but less than $100,000              4.50%             4.71%                4.00%
$100,000 or more, but less than $250,000             3.50%             3.63%                3.00%
$250,000 or more, but less than $500,000             2.50%             2.56%                2.25%
$500,000 or more, but less than $1,000,000           2.00%             2.04%                1.75%
$1,000,000 or more                                   0.00%*            0.00%*               0.00%*

*  The dealer reallowance, as a percentage of offering price, is as follows:
   1.00% on purchases between $1 million and $2 million; plus 0.80% on the amount between $2 million and $3 million; plus 0.50% on the amount between $3 million and $50 million; plus 0.25% on the amount exceeding $50 million; plus 0.25% of the amount exceeding $100 million. Class A shares that (i) were not purchased through certain fee-based programs or (ii) were not subject to an initial sales charge or a CDSC may be subject to a redemption fee of 1.00% on amounts redeemed within the first year of purchase.

There are several ways you can combine multiple purchases of all shares to take advantage of the breakpoints in the sales charge schedule. These can be combined in any manner:

o Accumulation privilege--lets you add the value of shares of any Class A shares you and your immediate family already own to the amount of your next investment for purposes of calculating sales charges.

o Letter of intent--lets you purchase Class A shares over a 13-month period and receive the same sales charge as though all shares had been purchased at once. See the New Account application and the Statement of Additional Information for terms and conditions.

o Combination privilege--lets you combine purchases of Class A shares of multiple Montgomery Funds for the purpose of reducing the sales charge.

Contact your financial consultant or Montgomery to add these privileges to an existing account.

Class B Shares. Class B shares are offered at their net asset value per share, without any initial sales charge, but are subject to a CDSC if redeemed within six years of purchase (a "back-end load"). The Distributor pays the selling broker-dealer a 4.00% commission at the time of sale. There is no CDSC imposed on shares acquired through reinvestment of dividends or capital gains.

Years Since Purchase Payment            Percentage of Contingent Deferred
Was Made                                Sales Charge
--------------------------------------------------------------------------------
First                                   5.00%
--------------------------------------------------------------------------------
Second                                  4.00%
--------------------------------------------------------------------------------
Third                                   3.00%
--------------------------------------------------------------------------------
Fourth                                  3.00%
--------------------------------------------------------------------------------
Fifth                                   2.00%
--------------------------------------------------------------------------------
Sixth                                   1.00%
--------------------------------------------------------------------------------
Seventh                                 0.00%*
--------------------------------------------------------------------------------
* After the eighth year, Class B shares convert into Class A shares.

Class C Shares. Class C shares are offered at their net asset value per share without any initial sales charge. Class C shares, however, are subject to a CDSC if they are redeemed within one year of purchase. The Distributor may pay the selling broker-dealer up to a 1.00% commission at the time of sale. Shareholders who redeem Class C shares within one year of purchase will be charged a CDSC of 1.00% of shares redeemed. There is no CDSC imposed on Class C shares acquired through reinvestment of dividends or capital gains.

Class B and C Shares. A CDSC will be imposed on the lesser of the then current market value or the purchase payments of the redeemed shares at the time of the redemption. CDSC calculations are based on the specific shares involved, not on the value of the account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell


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                                       10
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any shares in your account that are not subject to a CDSC. If there are not enough of these shares to meet your request, we will sell your shares on a first-in, first-out basis. Your financial consultant or institution may elect to waive some or all of the payment, thereby reducing or eliminating the otherwise applicable CDSC. In general, the CDSC may be waived on shares you sell for the following reasons:

o Redemptions made within one year after death or post-purchase disability of last surviving shareholder

o Systematic withdrawal plan payments of up to an annual amount of 12% of account value on per-fund basis at the time the withdrawal plan is established; excess withdrawals are subject to the CDSC

o Redemptions at age 70 1/2from retirement plans and other employee benefit plans

o Disability payment of death benefits or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs and Rollover IRAs

o  Shares acquired through reinvestment of dividends or capital gains

To use any of these waivers, contact your financial consultant or Montgomery.


Reinstatement Privilege. If you sell shares of the Fund, you may invest some or all of the proceeds in the Fund within 90 days without a sales charge. If you paid a CDSC when you sold your shares, you will be allowed to invest in Class A shares with the front-end sales charge waived. All accounts involved must have the same registration.

To use this privilege, contact your financial consultant or Montgomery.

Net Asset Value Purchases. Class A shares may be sold at net asset value to:

o Current or retired directors, trustees, partners, officers and employees of the Trust, the Distributor, the Transfer Agent, Subadvisers, Montgomery and its members, certain family members of the above persons, and trusts or plans primarily for such persons or their family members

o Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the Distributor

o Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with 50 or more eligible employees

o Investment advisors, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services

o Employer-sponsored benefit plans in connection with purchases of Class A shares made as a result of participant-directed exchanges between options in such plan

o "Wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the Distributor or another broker-dealer or financial institution with respect to sales of Class A shares

o Such other persons as are determined by the Manager to have acquired shares under circumstances not involving any sales expense

Shareholder Servicing Plan. The Fund has adopted a Shareholder Servicing Plan, under which the Fund pays Montgomery or its Distributor a shareholder servicing fee at an annual rate of up to 0.25% of the Fund's average daily net assets. The fee is intended to reimburse the recipient for providing or arranging for services to shareholders. The fee may also be used to pay certain brokers, transfer agents and other financial intermediaries for providing shareholder services.

Rule 12b-1 Plan. The Fund has adopted a Rule 12b-1 Plan for its Class A, Class B and Class C shares. Under the Rule 12b-1 Plan, the Fund will pay distribution fees to the Distributor at an annual rate of 0.25% of the Fund's aggregate average daily net assets attributable to its Class A shares and 0.75% of the Fund's aggregate average daily net assets attributable to its Class B and Class C shares to reimburse the Distributor for its distribution costs with respect to such classes. Because the Rule 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. A portion of the Rule 12b-1 fees may also be


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


used to pay brokers and other financial intermediaries for providing distribution services.

Other Policies

Minimum Account Balances. Due to the cost of maintaining small accounts, we require a minimum Fund account balance of $2,500 unless you have opened an IRA. If your account balance falls below that amount for any reason, we may ask you to add to your account. If your account balance is not brought up to the minimum or you do not send us other instructions, we may either redeem your shares and send you the proceeds or charge you an annual fee of $10. We believe that this policy is in the best interests of all our shareholders.

Expense Limitations. Montgomery and the Subadviser may reduce their respective management fees and absorb expenses to maintain total ordinary operating expenses (excluding brokerage commissions, Rule 12b-1 fees, interest, taxes and short sale dividend expenses) for each share class below its previously set operating expense limit. The Investment Management Agreement allows Montgomery three years to recoup amounts previously reduced or absorbed, provided the Fund remains within the applicable expense limitation. Montgomery may not recoup these amounts before seeking payment of fees and expenses for the current year. the Subadviser may not recoup its reductions.

In-Kind Redemptions. When in the judgment of the Manager it is consistent with the best interests of the Fund, an investor may redeem shares of the Fund and receive securities from the Fund selected by the Manager [or the Subadviser] at their discretion, provided that such redemption is not expected to affect the Fund's ability to attain its investment objective or otherwise materially affect its operations. For the purposes of redemptions in-kind, the redeemed securities shall be valued at the identical time and in the identical manner as the other portfolio securities for purposes of calculating the net asset value of the Fund's shares.

Telephone Transactions

By buying or selling shares over the phone, you agree to reimburse the Fund for any expenses or losses incurred in connection with transfers of money from your account. This includes any losses or expenses caused by your bank's failure to honor your debit or act in accordance with your instructions. If your bank makes erroneous payments or fails to make payment after you buy shares, we may cancel the purchase and immediately terminate your telephone transaction privileges.

The shares you purchase by phone will be priced at the first NAV we determine after receiving your request. You will not actually own the shares, however, until we receive your payment in full. If we do not receive your payment within three business days of your request, we will cancel your purchase. You may be responsible for any losses incurred by the Fund as a result.

Please note that we cannot be held liable for following instructions that we reasonably believe to be genuine. We use the following safeguards to ensure that the instructions we receive are accurate and authentic:

o  Recording certain calls

o Requiring an authorization number or other personal information not likely to be known by others

o  Sending a transaction confirmation to the investor

The Fund and its Transfer Agent may be held liable for any losses due to unauthorized or fraudulent telephone transactions only if we have not followed these reasonable procedures.

We reserve the right to revoke the transaction privileges of any shareholder at any time if he or she has used abusive language or misused the phone privileges by making purchases and redemptions that appear to be part of a systematic market-timing strategy.

An interruption in transmissions over the Internet generally, or a problem in the transmission of www.montgomeryfunds.com in particular, could result in a delay or interruption in your ability to access our Web site to receive certain shareholder information electronically or to otherwise interact with the Fund.

If you notify us that your address has changed, or if you change your address online, we will temporarily suspend your telephone redemption privileges until 30 days after your notification, to protect you and your account. We require that all redemption requests made during this period be in writing with a signature guarantee.

Shareholders may experience delays in exercising telephone redemption privileges during periods of volatile economic or


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                                       12
market conditions. In these cases you may want to transmit your redemption request via overnight courier or by telegram.

You may discontinue telephone privileges at any time.

Tax Withholding Information

Be sure to complete the Taxpayer Identification Number (TIN) section of the New Account application. If you don't have a Social Security Number or a TIN, apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). If you do not provide us with a TIN or Social Security Number, federal tax law may require us to withhold 31% of your taxable dividends, capital gain distributions, and redemption and exchange proceeds (unless you qualify as an exempt payee under certain rules).

Other rules about TINs apply for certain investors. For example, if you are establishing an account for a minor under the Uniform Gifts to Minors Act, you should furnish the minor's TIN. If the IRS has notified you that you are subject to backup withholding because you failed to report all interest and dividend income on your tax return, you must check the appropriate item on the New Account application. Foreign shareholders should note that any dividends or distributions the Funds pay to them may be subject to up to 30% withholding instead of backup withholding.

Identity Verification Procedures Notice

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a New Account application, you will be required to supply the Fund with information, such as your taxpayer identification number, that will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a customer's identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Your information will be handled by us as discussed in our privacy notice.

Privacy Notice

The Montgomery Funds may collect or capture nonpublic personal information about you from the following sources:

o  The Montgomery Funds New Account application or other forms

o  Oral conversations with our representatives

o  Your transactions with us;

o  Electronic sources such as our Web sites or e-mails; and

o Information about any bank account you use for transfers between your bank account and your Fund accounts, including information provided when effecting wire transfers.

We do not disclose any nonpublic personal information about our customers or former customers to non-affiliated third parties without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to non-affiliated third parties (such as the Transfer Agent or brokers) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

Please inform us if you do not want to receive e-mail from our company in the future by sending us an e-mail at feedback@montgomeryasset.com. If you supply us with your postal address online you may receive periodic mailings from us with information on new products and services or upcoming events. If you do not wish to receive such mailings, please let us know by calling 800-572-FUND [3863]. Persons who supply us with their telephone numbers online may receive telephone contact from us with information regarding orders they have placed. If you do not wish to receive such phone calls, again, please let us know by calling 800-572-FUND [3863].

If you have any additional questions or concerns about privacy, our information practices or the


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                                       13
confidentiality of personal data transmissions, please contact a shareholder services representative at 800-572-FUND [3863].

After You Invest

Tax Consequences

IRS rules require that the Fund distribute all of its net investment income and capital gains, if any, to shareholders. Capital gains may be taxable at different rates depending on the length of time the Fund holds its assets. We'll inform you about the source of any dividends and capital gains upon payment. After the close of each calendar year, we will advise you of their tax status. The Fund's distributions, whether received in cash or reinvested, may be taxable. Any redemption of the Fund's shares or any exchange of the Fund's shares for those of another Fund will be treated as a sale, and any gain on the transaction may be taxable.

Additional information about tax issues relating to The Montgomery Funds can be found in our Statement of Additional Information, available free by calling
(800) 280-3372. Consult your tax advisor about the potential tax consequences of investing in the Fund.

Dividends and Distributions

As a shareholder in the Fund, you may receive income dividends and capital gain distributions for which you will owe taxes (unless you invest solely through a tax-advantaged account such as an IRA or a 401(k) plan). Income dividends and capital gain distributions are paid to shareholders who maintain accounts with the Fund as of its "record date."

If you would like to receive dividends and distributions in cash, indicate that choice on your New Account application. Otherwise, the distributions will be reinvested in additional Fund shares.

If you plan to purchase shares in the Fund, check if it is planning to make a distribution in the near future. Here's why: If you buy shares of the Fund just before a distribution, you'll pay the full price for the shares but receive a portion of your purchase price back as a taxable distribution. This is called "buying a dividend." Unless you hold the Fund in a tax-deferred account, you will have to include the distribution in your gross income for tax purposes, even though you may not have participated in the Fund's appreciation.

The Fund declares and pays income dividends and capital gains in the last quarter of each calendar year. Following its fiscal year end (June 30), the Funds may make additional distributions to avoid the imposition of a tax.


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                                       14

[Outside back cover]

                You can find more information about the Fund's investment policies in the Statement of Additional Information (SAI), incorporated by reference in, and therefore legally a part of, this prospectus, which is available free of charge.

                To request a free copy of the SAI, call (800) 280-3372. You can review and copy further information about the Fund, including the SAI, at the Securities and Exchange Commission's (SEC's) Public Reference Room in Washington, D.C. To obtain information on the operation of the Public Reference Room please call (202) 942-8090. Reports and other information about the Fund are available through the SEC's website at www.sec.gov. You can also obtain copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C., 20549-0102, or e-mailing the SEC at publicinfo@sec.gov.

                You can also find further information about the Fund in our annual and semiannual shareholder reports, which discuss the market conditions and investment strategies that significantly affected the Fund's performance during the previous fiscal period. To request a free copy of the most recent annual or semiannual report, call (800) 280-3372.

                Corporate Headquarters:

                      The MONTGOMERY Funds
                      101 California Street
                      San Francisco, CA 94111-9361

                                               [Logo]

                                           Invest wisely.(R)
                                           (800) 280-3372
                                       www.montgomeryfunds.com



                SEC File No.:    The Montgomery Funds II   811-8064                 Funds Distributor, Inc. __/02--  ___


www.montgomeryfunds.com                                           (800) 280-3372

      _____________________________________________________________________

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION FOR

                       MONTGOMERY PARTNERS LONG-SHORT FUND

                  MONTGOMERY PARTNERS LONG-SHORT BOND PLUS FUND


      _____________________________________________________________________

--------------------------------------------------------------------------------
                              THE MONTGOMERY FUNDS
--------------------------------------------------------------------------------

                       MONTGOMERY PARTNERS LONG-SHORT FUND
                  MONTGOMERY PARTNERS LONG-SHORT BOND PLUS FUND

                              101 California Street
                         San Francisco, California 94111
                              (800) 572-FUND [3863]

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                               _____________, 200_

The Montgomery Funds II is an open-end management investment company organized as a Delaware statutory trust (the "Trust"), having different series of shares of beneficial interest. Each of the above-named Funds is a series of The Montgomery Funds II (each a "Fund" and, collectively, the "Funds"). This Statement of Additional Information contains information in addition to that set forth in the prospectus for the Class A, B, and C shares of the Funds dated _____________, 200_ (in reference to the appropriate Fund, the "Prospectuses"). The Prospectuses may be obtained without charge at the address or telephone number provided above. This Statement of Additional Information is not a prospectus and should be read in conjunction with a Prospectus.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----

STATEMENT OF ADDITIONAL INFORMATION............................................1


TABLE OF CONTENTS..............................................................2


THE TRUST......................................................................2


INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS................................2


RISK FACTORS...................................................................2


INVESTMENT RESTRICTIONS........................................................2


DISTRIBUTIONS AND TAX INFORMATION..............................................2


TRUSTEES AND OFFICERS..........................................................2


INVESTMENT MANAGEMENT AND OTHER SERVICES.......................................2


EXECUTION OF PORTFOLIO TRANSACTIONS............................................2


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.................................2


DETERMINATION OF NET ASSET VALUE...............................................2


PRINCIPAL UNDERWRITER..........................................................2


PERFORMANCE INFORMATION........................................................2


GENERAL INFORMATION............................................................2


FINANCIAL STATEMENTS...........................................................2


APPENDIX.......................................................................2


                                      B-2
--------------------------------------------------------------------------------

                                    THE TRUST

        The Montgomery Funds II (the "Trust") is an open-end management investment company organized as a Delaware statutory trust on September 10, 1993 and is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Trust currently offers shares of beneficial interest, $0.01 par value per share, in various series. This Statement of Additional Information pertains to the Class A, Class B and Class C shares of the Montgomery Partners Long-Short Fund and the Montgomery Partners Long-Short Bond Plus Fund (each a "Fund" and collectively, the "Funds").

                 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

        The Funds are managed by Montgomery Asset Management, LLC (the "Manager") and their shares are distributed by Funds Distributor, Inc. (the "Distributor"). The investment objectives and policies of the Funds are described in detail in the Prospectuses. The following discussion supplements the discussion in the Prospectuses.

        Each Fund is a diversified series of The Montgomery Funds II. The achievement of each Fund's investment objective will depend upon market conditions generally and on the Manager's analytical and portfolio management skills.

Alternative Structures

        Each Fund has reserved the right, if approved by the Board of Trustees, to convert to a "master/feeder" structure. In this structure, the assets of mutual funds with common investment objectives and similar parameters are combined in a pool, rather than being managed separately. The individual Funds are known as "feeder" funds and the pool as the "master" fund. Although combining assets in this way allows for economies of scale and other advantages, this change will not affect the investment objectives, philosophies or disciplines currently employed by the Funds and the Manager and/or any subadvisers. A Fund proposing to convert to this structure would notify its shareholders before it took any such action. As of the date of this Statement of Additional Information, no Fund has proposed instituting this alternative structure.

Portfolio Securities

        Depositary Receipts, Convertible Securities and Securities Warrants. Each Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and other similar global instruments available in international or emerging markets, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, a Fund's investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted. Each such Fund may also invest in convertible securities and securities warrants.

        Other Investment Companies. Each Fund may invest in securities issued by other investment companies. Those investment companies must invest in securities in which the Fund can invest in a manner consistent with the Fund's investment objective and policies. Applicable provisions of the Investment Company Act require that a Fund limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 10% of the value of a Fund's total assets will be invested in the aggregate in securities of investment companies as a group; and (b) either (i) a Fund and affiliated persons of that Fund not own together more than 3% of the total outstanding shares of any one investment company at the time of purchase (and that all shares of the investment company held by that Fund in excess of 1% of the company's total outstanding shares be deemed illiquid), or (ii) a Fund not invest more than 5% of its total assets in any one investment company and the investment not represent more than 3% of the total outstanding voting stock of the investment company at the time of purchase.

        Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Funds to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act. The Funds als may incur tax liability to the extent that they invest in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Funds.

        The Funds do not intend to invest in other investment companies unless, in the judgment of the Manager and/or subadviser, the potential benefits exceed associated costs. As a shareholder in an investment company, the Funds bear their ratable share of that investment company's expenses, including advisory and administration fees, resulting in an additional layer of management fees and

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

expenses for shareholders. This duplication of expenses would occur regardless of the type of investment company, i.e., open-end (mutual fund) or closed-end.

        Debt Securities. Each Fund may purchase debt securities that complement its objective of capital appreciation through anticipated favorable changes in relative foreign exchange rates, in relative interest rate levels or in the creditworthiness of issuers. Debt securities may constitute up to 35% (or 20% as required by SEC rules) of the Funds' total assets. In selecting debt securities, the Manager or subadviser seeks out good credits and analyzes interest rate trends and specific developments that may affect individual issuers. As an operating policy, which may be changed by the Board, each Fund may invest up to 5% of their total assets in debt securities rated lower than investment grade. Subject to this limitation, each of the Funds may invest in any debt security, including securities in default. After its purchase by a Fund, a debt security may cease to be rated or its rating may be reduced below that required for purchase by the Fund. A security downgraded below the minimum level may be retained if determined by the Manager and the Board to be in the best interests of the Fund.

        Debt securities may also consist of participation certificates in large loans made by financial institutions to various borrowers, typically in the form of large unsecured corporate loans. These certificates must otherwise comply with the maturity and credit-quality standards of each Fund and will be limited to 5% of a Fund's assets.

        As an operating policy, which may be changed by the Board, each Fund may invest in debt securities rated lower than investment grade. Subject to this limitation, each Fund may invest in any debt security, including securities in default. After its purchase, a debt security may cease to be rated or its rating may be reduced below that required for purchase by the Fund. A security downgraded below the minimum level may be retained if determined by the Manager and/or subadviser, and the Board to be in the best interests of the Funds.

        In addition to traditional corporate, government and supranational debt securities, each Fund may invest in external (i.e., to foreign lenders) debt obligations issued by the governments, government entities and companies of emerging markets countries. The percentage distribution between equity and debt will vary from country to country, based on anticipated trends in inflation and interest rates; expected rates of economic and corporate profits growth; changes in government policy; stability, solvency and expected trends of government finances; and conditions of the balance of payments and terms of trade.

        U.S. Government Securities. Each Fund may invest a substantial portion, if not all, of its net assets in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, including repurchase agreements backed by such securities ("U.S. government securities"). The Funds generally will have a lower yield than if they purchased higher yielding commercial paper or other securities with correspondingly greater risk instead of U.S. government securities.

        Certain of the obligations, including U.S. Treasury bills, notes and bonds, and mortgage-related securities of the GNMA, are issued or guaranteed by the U.S. government. Other securities issued by U.S. government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, whereas others, such as those issued by the FNMA, Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury. Short-term U.S. government securities generally are considered to be among the safest short-term investments. The U.S. government does not guarantee the net asset value of the Funds' shares, however. With respect to U.S. government securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. government will provide support to such agencies or instrumentalities. Accordingly, such U.S. government securities may involve risk of loss of principal and interest. The securities issued by these agencies are discussed in more detail later.

        Mortgage-Related Securities and Derivative Securities. The Montgomery Partners Long-Short Bond Plus Fund may invest in mortgage-related securities. A mortgage-related security is an interest in a pool of mortgage loans and is considered a derivative security. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by the borrowers. Certain mortgage-related securities are subject to high volatility. The Fund uses these derivative securities in an effort to enhance return and as a means to make certain investments not otherwise available to the Fund.

        Agency Mortgage-Related Securities. Investors in the Montgomery Partners Long-Short Bond Plus Fund should note that the dominant issuers or guarantors of mortgage-related securities today are GNMA, FNMA and the FHLMC. GNMA creates pass-through securities from pools of government-guaranteed or -insured (Federal Housing Authority or Veterans Administration) mortgages. FNMA and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages. The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. government. FNMA guarantees full and timely payment of all interest and principal, and FHLMC guarantees timely

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

payment of interest and ultimate collection of principal of its pass-through securities. Securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. government but are generally considered to offer minimal credit risks. The yields provided by these mortgage-related securities have historically exceeded the yields on other types of U.S. government securities with comparable "lives" largely due to the risks associated with prepayment.

        Adjustable rate mortgage securities ("ARMS") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates determined in accordance with a predetermined interest rate index and which may be subject to certain limits. The adjustment feature of ARMS tends to lessen their interest rate sensitivity.

        The Montgomery Partners Long-Short Bond Plus Fund considers GNMA, FNMA and FHLMC-issued pass-through certificates, Collateralized Mortgage Obligations ("CMOs") and other mortgage-related securities to be U.S. government securities for purposes of their investment policies.

        Mortgage-Related Securities: Government National Mortgage Association. GNMA is a wholly owned corporate instrumentality of the U.S. government within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes GNMA to guarantee the timely payment of the principal of, and interest on, securities that are based on and backed by a pool of specified mortgage loans. For these types of securities to qualify for a GNMA guarantee, the underlying collateral must be mortgages insured by the FHA under the Housing Act, or Title V of the Housing Act of 1949, as amended ("VA Loans"), or be pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

        GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

        Mortgage-Related Securities: Federal National Mortgage Association. FNMA is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. FNMA was originally organized in 1938 as a U.S. government agency to add greater liquidity to the mortgage market. FNMA was transformed into a private sector corporation by legislation enacted in 1968. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. FNMA acquires funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

        Each FNMA pass-through security represents a proportionate interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. government agency). The loans contained in those pools consist of one or more of the following: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable-rate mortgage loans; (5) other adjustable-rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

        Mortgage-Related Securities: Federal Home Loan Mortgage Corporation. FHLMC is a corporate instrumentality of the United States established by the Emergency Home Finance Act of 1970, as amended. FHLMC was organized primarily for the purpose of increasing the availability of mortgage credit to finance needed housing. The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

        The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must include whole loans, participation interests in whole loans and undivided interests in whole loans and participation in another FHLMC security.

        Privately Issued Mortgage-Related Securities. Each Fund may invest in mortgage-related securities offered by private issuers, including pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds

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

and CMOs collateralized by mortgage-related securities issued by GNMA, FNMA, FHLMC or by pools of conventional mortgages, multifamily or commercial mortgage loans.

        Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of and interest on the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

        The Montgomery Partners Long-Short Bond Plus Fund may invest in, among other things, "parallel pay" CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class which, like the other CMO structures, must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

        Privately issued mortgage-related securities generally offer a higher rate of interest (but greater credit and interest rate risk) than U.S. government and agency mortgage-related securities because they offer no direct or indirect governmental guarantees. Many issuers or servicers of mortgage-related securities guarantee or provide insurance for timely payment of interest and principal, however. The Montgomery Partners Long-Short Bond Plus Fund may purchase some mortgage-related securities through private placements that are restricted as to further sale. The value of these securities may be very volatile.

        Adjustable-Rate Mortgage-Related Securities. Because the interest rates on the mortgages underlying adjustable-rate mortgage-related securities ("ARMS") reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates. Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMS allow a Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to a Fund. Further, because of this feature, the value of ARMS is unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments. For further discussion of the risks associated with mortgage-related securities generally.

        Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

        CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

        The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

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


        CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

        Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

        SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IOs, POs and other mortgage securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

        Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, established trading markets have not developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

        Each Fund limits its SMBS investments to 10% of assets and may invest in derivative securities known as "floaters" and "inverse floaters," the values of which vary in response to interest rates. These securities may be illiquid and their values may be very volatile.

        Asset-Backed Securities. Each Fund may invest up to 5% of its assets in asset-backed securities. These are secured by and payable from pools of assets, such as motor vehicle installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (e.g., credit card) agreements. Like mortgage-related securities, these securities are subject to the risk of prepayment.

        Variable and Floating Rate Securities. The Montgomery Partners Long-Short Bond Plus Fund may invest in securities with variable or floating rates to the extent consistent with their investment objectives and policies described in the Prospectuses. Securities with variable or floating rates are more susceptible to interest rate fluctuations and it is more difficult for the Manager and/or a subadviser to assess their potential return. The terms of variable and floating rate instruments provide for the interest rate to be adjusted according to a formula on certain pre-determined dates. Certain of these obligations also may carry a demand feature that gives the holder the right to demand prepayment of the principal amount of the security prior to maturity. An irrevocable letter of credit or guarantee by a bank usually backs the demand feature.

        Generally, the Manager and/or a subadviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status and ability to meet payment on demand. Certain of these obligations may be issued as taxable bonds by municipal entities. Where necessary to ensure that a variable or floating rate instrument is of the minimum required credit quality for a Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. The Funds may deem the maturity of variable and floating rate instruments to be less than their stated maturities based on their variable and floating rate features and/or their put features. Unrated variable and floating rate instruments will be determined by the Manager and/or a subadviser to be of comparable quality at the time of purchase to rated instruments which may be purchased by the Fund.

        Variable Rate Demand Notes. Variable rate demand notes ("VRDNs") are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period prior to specified dates, generally at 30-, 60-, 90-, 180-, or 365-day intervals. The interest rates are adjustable at intervals ranging from daily to six months. Adjustment formulas are designed to maintain the market value of

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

the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments typically are based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

        Structured Notes and Indexed Securities. Each Fund may invest in structured notes and indexed securities. Structured notes are debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Index securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, the Manager analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.

        Zero Coupon Bonds. The Montgomery Partners Long-Short Bond Plus Fund may invest in zero coupon securities, which are debt securities issued or sold at a discount from their face value and do not entitle the holder to any periodic payment of interest prior to maturity, a specified redemption date or a cash payment date. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities are generally more volatile than the market prices of interest-bearing securities and respond more to changes in interest rates than interest-bearing securities with similar maturities and credit qualities. The original issue discount on the zero coupon bonds must be included ratably in the income of the Fund as the income accrues even though payment has not been received. The Fund nevertheless intends to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital loss.

        Privatizations. Each Fund may invest in privatizations. Foreign governmental programs of selling interests in government-owned or -controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation and the Funds may invest in privatizations. The ability of U.S. entities, such as the Funds, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be successful.

        Special Situations. Each Fund may invest in special situations. The Funds believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and similar vehicles (collectively, "special situations") could enhance their capital appreciation potential. The Funds also may invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impracticable for the Funds to invest directly. Investments in special situations may be illiquid, as determined by the Manager and/or a subadviser based on criteria reviewed by the Board. The Funds do not invest more than 15% of their net assets in illiquid investments, including special situations.

Risk Factors/Special Considerations Relating to Debt Securities

        The Funds may invest in debt securities that are rated below BBB by S&P, Baa by Moody's or BBB by Fitch, or, if unrated, are deemed to be of equivalent investment quality by the Manager and/or subadviser. As an operating policy, which may be changed by the Board of Trustees without shareholder approval, a Fund will invest no more than 5% of its assets in debt securities rated below Baa by Moody's or BBB by S&P, or, if unrated, of equivalent investment quality as determined by the Manager and/or subadviser. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. The net asset value of a Fund will reflect these changes in market value.

        Bonds rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C by S&P are obligations on which no interest is being paid. Bonds rated below BBB or Baa are often referred to as "junk bonds."

        Although such bonds may offer higher yields than higher-rated securities, low-rated debt securities generally involve greater price volatility and risk of principal and income loss, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low-rated debt securities are traded are more limited than those for higher-rated securities. The existence of limited markets for particular securities may diminish the ability of a Fund to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or financial markets and could adversely affect, and cause fluctuations in, the per-share net asset value of that Fund.

        Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low-rated debt

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

securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objectives may, to the extent it invests in low-rated debt securities, be more dependent upon such credit analysis than would be the case if that Fund invested in higher-rated debt securities.

        Low-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment-grade securities. The prices of low-rated debt securities have been found to be less sensitive to interest rate changes than higher-rated debt securities but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low-rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low-rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery. The low-rated bond market is relatively new, and many of the outstanding low-rated bonds have not endured a major business downturn.

Hedging and Risk Management Practices

        The Funds typically will not hedge against the foreign currency exchange risks associated with their investments in foreign securities. Consequently, the Funds will be very sensitive to any changes in exchange rates for the currencies in which their foreign investments are denominated or linked. The Funds may enter into forward foreign currency exchange contracts ("forward contracts") and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below, in connection with making an investment or, on rare occasions, to hedge against expected adverse currency exchange rate changes. Despite their very limited use, the Funds may enter into hedging transactions when, in fact, it is inopportune to do so and, conversely, when it is more opportune to enter into hedging transactions the Funds might not enter into such transactions. Such inopportune timing of utilization of hedging practices could result in substantial losses to the Funds.

        The Funds also may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

        The Funds also may purchase other types of options and futures and may write covered options.

        Forward Contracts. A forward contract, which is individually negotiated and privately traded by currency traders and their customers, involves an obligation to purchase or sell a specific currency for an agreed-upon price at a future date.

        A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to "lock in" the U.S. dollar price of a security, dividend or interest payment. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of that Fund's portfolio securities denominated in such currency, or when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that currency for a fixed dollar amount.

        In connection with a Fund's forward contract transactions, an amount of the Fund's assets equal to the amount of its commitments will be held aside or segregated to be used to pay for the commitments. Accordingly, a Fund always will have cash, cash equivalents or liquid equity or debt securities denominated in the appropriate currency available in an amount sufficient to cover any commitments under these contracts. Segregated assets used to cover forward contracts will be marked to market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future regulate them, and the ability of a Fund to utilize forward contracts may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by a Fund than if it had not entered into such contracts. A Fund generally will not enter into a forward foreign currency exchange contract with a term greater than one year.

        Futures Contracts and Options on Futures Contracts. The Funds typically will not hedge against movements in interest rates, securities prices or currency exchange rates. The Funds may still occasionally purchase and sell various kinds of futures contracts and options on futures contracts. The Funds also may enter into closing purchase and sale transactions with respect to any such contracts and options. Futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies and other financial instruments and indices.

        The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Pursuant to
Section 4.5 of the regulations under the Commodity Exchange Act, the notice of eligibility included the representation that the Funds will use futures contracts and related options for bona fide hedging purposes within the meaning of CFTC regulations, provided that a Fund may hold positions in

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

futures contracts and related options that do not fall within the definition of bona fide hedging transactions if the aggregate initial margin and premiums required to establish such positions will not exceed 5% of that Fund's net assets (after taking into account unrealized profits and unrealized losses on any such positions) and that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%.

        The Funds will attempt to determine whether the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Funds or which they expect to purchase. When used, the Funds' futures transactions (except for the Montgomery Partners Long-Short Bond Plus Fund's transactions) generally will be entered into only for traditional hedging purposes--i.e., futures contracts will be sold to protect against a decline in the price of securities or currencies and will be purchased to protect a Fund against an increase in the price of securities it intends to purchase (or the currencies in which they are denominated). All futures contracts entered into by the Funds are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.

        Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting or "closing" purchase or sale transactions, which may result in a profit or a loss. While the Funds' futures contracts on securities or currencies will usually be liquidated in this manner, a Fund may make or take delivery of the underlying securities or currencies whenever it appears economically advantageous. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

        By using futures contracts to hedge their positions, the Funds seek to establish more certainty than would otherwise be possible with respect to the effective price, rate of return or currency exchange rate on portfolio securities or securities that the Funds propose to acquire. For example, when interest rates are rising or securities prices are falling, a Fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market with respect to anticipated purchases. Similarly, a Fund can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency. A Fund can purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in such currency that Fund has acquired or expects to acquire.

        As part of its hedging strategy, a Fund also may enter into other types of financial futures contracts if, in the opinion of the Manager and/or subadviser, there is a sufficient degree of correlation between price trends for that Fund's portfolio securities and such futures contracts. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Manager and/or subadviser will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having that Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting that Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities can be substantially offset by appreciation in the value of the futures position. However, any unanticipated appreciation in the value of a Fund's portfolio securities could be offset substantially by a decline in the value of the futures position.

        The acquisition of put and call options on futures contracts gives a Fund the right (but not the obligation), for a specified price, to sell or purchase the underlying futures contract at any time during the option period. Purchasing an option on a futures contract gives a Fund the benefit of the futures position if prices move in a favorable direction, and limits its risk of loss, in the event of an unfavorable price movement, to the loss of the premium and transaction costs.

        A Fund may terminate its position in an option contract by selling an offsetting option on the same series. There is no guarantee that such a closing transaction can be effected. A Fund's ability to establish and close out positions on such options is dependent upon a liquid market.

        Loss from investing in futures transactions by a Fund is potentially unlimited.

        A Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, for maintaining its qualification as a regulated investment company for federal income tax purposes.

        Options on Securities, Securities Indices and Currencies. Each Fund may purchase put and call options on securities in which it has invested, on foreign currencies represented in its portfolios and on any securities index based in whole or in part on securities in which that Fund may invest. A Fund also may enter into closing sales transactions in order to realize gains or minimize losses on options they have purchased.

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


        A Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

        A Fund may purchase and sell options traded on U.S. and foreign exchanges. Although a Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

        Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

        Although the Funds do not currently intend to do so, they may, in the future, write (i.e., sell) covered put and call options on securities, securities indices and currencies in which they may invest. A covered call option involves a Fund's giving another party, in return for a premium, the right to buy specified securities owned by that Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against a price decline of the underlying security. However, by writing a covered call option, a Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, a Fund's ability to sell the underlying security is limited while the option is in effect unless that Fund effects a closing purchase transaction.

        Each Fund also may write covered put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. A Fund will receive a premium for writing a put option but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, a Fund will cause its custodian to segregate cash, cash equivalents, U.S. government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options. A Fund will not write put options if the aggregate value of the obligations underlying the put options exceeds 25% of that Fund's total assets.

        There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Funds' orders.

        Equity-Linked Derivatives--SPDRs, WEBS, HOLDRs, DIAMONDS and OPALS. Each Fund may invest in Standard & Poor's ("S&P") Depository Receipts ("SPDRs") and S&P's MidCap 400 Depository Receipts ("MidCap SPDRs"), World Equity Benchmark Series ("WEBS"), Holding Company Depository Receipts ("HOLDRs"), Dow Jones Industrial Average instruments ("DIAMONDS") and baskets of Country Securities ("OPALS"). Each of these instruments are derivative securities whose value follows a well-known securities index or baskets of securities.

        SPDRs and MidCap SPDRs are designed to follow the performance of S&P 500 Index and the S&P MidCap 400 Index, respectively. WEBS are currently available in 17 varieties, each designed to follow the performance of a different Morgan Stanley Capital International country index. DIAMONDS are designed to follow the performance of the Dow Jones Industrial Average which tracks the composite stock performance of 30 major U.S. companies in a diverse range of industries. A HOLDR is a fixed collection of stocks, usually 20, that is used to track some industry sector. For example, HOLDRs exist for biotech, internet, and business-to-business companies. All HOLDR securities trade on the American Stock Exchange; their ticker symbols end in "H."

        OPALS track the performance of adjustable baskets of stocks owned by Morgan Stanley Capital (Luxembourg) S.A. (the "Counterparty") until a specified maturity date. Holders of OPALS will receive semi-annual distributions corresponding to dividends received on shares contained in the underlying basket of stocks and certain amounts, net of expenses. On the maturity date of the

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

OPALS, the holders will receive the physical securities comprising the underlying baskets. OPALS, like many of these types of instruments, represent an unsecured obligation and therefore carry with them the risk that the Counterparty will default.

        Because the prices of SPDRs, MidCap SPDRs, WEBS, DIAMONDS, HOLDRs and OPALS are correlated to diversified portfolios, they are subject to the risk that the general level of stock prices may decline or that the underlying indices decline. In addition, because SPDRs, MidCap SPDRs, WEBS, DIAMONDS, HOLDRs and OPALS will continue to be traded even when trading is halted in component stocks of the underlying indices, price quotations for these securities may, at times, be based upon non-current price information with respect to some of even all of the stocks in the underlying indices. In addition to the risks disclosed in "Foreign Securities" below, because WEBS mirror the performance of a single country index, a economic downturn in a single country could significantly adversely affect the price of the WEBS for that country.

Other Investment Practices

        Repurchase Agreements. Each Fund may enter into repurchase agreements. A Fund's repurchase agreements will generally involve a short-term investment in a U.S. government security or other high-grade liquid debt security, with the seller of the underlying security agreeing to repurchase it at a mutually agreed-upon time and price. The repurchase price is generally higher than the purchase price, the difference being interest income to that Fund. Alternatively, the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on the date of repurchase. In either case, the income to a Fund is unrelated to the interest rate on the underlying security.

        Under each repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Manager, acting under the supervision of the Boards, reviews on a periodic basis the suitability and creditworthiness, and the value of the collateral, of those sellers with whom the Funds enter into repurchase agreements to evaluate potential risk. All repurchase agreements will be made pursuant to procedures adopted and regularly reviewed by the Boards.

        The Funds generally will enter into repurchase agreements of short maturities, from overnight to one week, although the underlying securities will generally have longer maturities. The Funds regard repurchase agreements with maturities in excess of seven days as illiquid. A Fund may not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with maturities greater than seven days.

        For purposes of the Investment Company Act, a repurchase agreement is deemed to be a collateralized loan from a Fund to the seller of the security subject to the repurchase agreement. It is not clear whether a court would consider the security acquired by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by that Fund to the seller. If bankruptcy or insolvency proceedings are commenced with respect to the seller of the security before its repurchase, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the security. If a court characterizes such a transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor. As such, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Manager seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the seller of the security.

        Apart from the risk of bankruptcy or insolvency proceedings, a Fund also runs the risk that the seller may fail to repurchase the security. However, each Fund always requires collateral for any repurchase agreement to which it is a party in the form of securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and each Fund makes payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian bank. If the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund, pursuant to its repurchase agreement, may require the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price (including interest) at all times.

        The Funds may participate in one or more joint accounts with each other and other series of the Trust that invest in repurchase agreements collateralized, subject to their investment policies, either by (i) obligations issued or guaranteed as to principal and interest by the U.S. government or by one of its agencies or instrumentalities, or (ii) privately issued mortgage-related securities that are in turn collateralized by securities issued by GNMA, FNMA or FHLMC, and are rated in the highest rating category by a nationally recognized statistical rating organization, or, if unrated, are deemed by the Manager to be of comparable quality using objective criteria. Any such repurchase agreement will have, with rare exceptions, an overnight, over-the-weekend or over-the-holiday duration, and in no event have a duration of more than seven days.

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

        Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A Fund typically will invest the proceeds of a reverse repurchase agreement in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. This use of proceeds involves leverage, and a Fund will enter into a reverse repurchase agreement for leverage purposes only when the Manager believes that the interest income to be earned from the investment of the proceeds would be greater than the interest expense of the transaction. A Fund also may use the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests when sale of the Fund's securities is disadvantageous.

        The Funds cause their custodian to segregate liquid assets, such as cash, U.S. government securities or other liquid equity or debt securities equal in value to their obligations (including accrued interest) with respect to reverse repurchase agreements. Such assets are marked to market daily to ensure that full collateralization is maintained.

        Dollar Roll Transactions. The Montgomery Partners Long-Short Bond Plus Fund may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Fund of a security to a financial institution concurrently with an agreement by the Fund to purchase a similar security from the institution at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional portfolio securities of the Fund, and the income from these investments, together with any additional fee income received on the sale, may or may not generate income for the Fund exceeding the yield on the securities sold.

        At the time the Fund enters into a dollar roll transaction, it causes its custodian to segregate liquid assets such as cash, U.S. government securities or other liquid equity or debt securities having a value equal to the purchase price for the similar security (including accrued interest) and subsequently marks the assets to market daily to ensure that full collateralization is maintained.

        Lending of Portfolio Securities. A Fund may lend its portfolio securities in order to generate additional income. Such loans may be made to broker-dealers or other financial institutions whose creditworthiness is acceptable to the Manager. These loans would be required to be secured continuously by collateral, including cash, cash equivalents, irrevocable letters of credit, U.S. government securities, or other high-grade liquid debt securities, maintained on a current basis (i.e., marked to market daily) at an amount at least equal to 100% of the market value of the securities loaned plus accrued interest. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of a Fund or the borrower at any time. Upon such termination, that Fund is entitled to obtain the return of the securities loaned within five business days.

        For the duration of the loan, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, will receive proceeds from the investment of the collateral and will continue to retain any voting rights with respect to those securities. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans will be made only to borrowers deemed by the Manager to be creditworthy, and when, in the judgment of the Manager, the income which can be earned currently from such loans justifies the attendant risk. Additionally, for the duration of the loan, a Fund will not have the right to vote on securities while they are being lent, but will generally call a loan in anticipation of any important vote, as determined by the Manager.

        Such loans of securities are collateralized with collateral assets in an amount at least equal to the current value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or recovering the securities loaned or even a loss of rights in the collateral should the borrower failed financially.

        Leverage. Each Fund may leverage its portfolio in an effort to increase the total return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. For example, leveraging may magnify changes in the net asset value of a Fund's shares and in the yield on its portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value whole the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.

        When-Issued and Forward Commitment Securities. The Funds may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price of such securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by a Fund to the issuer. While the Funds reserve the right to sell when-issued or delayed delivery securities prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes a commitment to purchase a security on a when-issued or delayed delivery basis, it will record the

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

transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the settlement price. The Funds do not believe that their net asset values will be adversely affected by their purchase of securities on a when-issued or delayed delivery basis. The Funds cause their custodian to segregate cash, U.S. government securities or other liquid equity or debt securities with a value equal in value to commitments for when-issued or delayed delivery securities. The segregated securities either will mature or, if necessary, be sold on or before the settlement date. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, that Fund will earn no income on these assets.

        The Funds may seek to hedge investments or to realize additional gains through forward commitments to sell high-grade liquid debt securities it does not own at the time it enters into the commitments. Such forward commitments effectively constitute a form of short sale. To complete such a transaction, the Fund must obtain the security which it has made a commitment to deliver. If the Fund does not have cash available to purchase the security it is obligated to deliver, it may be required to liquidate securities in its portfolio at either a gain or a loss, or borrow cash under a reverse repurchase or other short-term arrangement, thus incurring an additional expense. In addition, the Fund may incur a loss as a result of this type of forward commitment if the price of the security increases between the date the Fund enters into the forward commitment and the date on which it must purchase the security it is committed to deliver. The Fund will realize a gain from this type of forward commitment if the security declines in price between those dates. The amount of any gain will be reduced, and the amount of any loss increased, by the amount of the interest or other transaction expenses the Fund may be required to pay in connection with this type of forward commitment. Whenever this Fund engages in this type of transaction, it will segregate assets as discussed above.

        Illiquid Securities. A Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities and includes, among others, repurchase agreements maturing in more than seven days, certain restricted securities and securities that are otherwise not freely transferable. Illiquid securities also include shares of an investment company held by a Fund in excess of 1% of the total outstanding shares of that investment company. Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended ("1933 Act"). Illiquid securities acquired by a Fund may include those that are subject to restrictions on transferability contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but that would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time that Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, that Fund might obtain a less favorable price than prevailed when it decided to sell.

        In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments often are restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be resold readily or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not determinative of the liquidity of such investments.

        Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities, however, could adversely affect the marketability of such portfolio securities and result in a Fund's inability to dispose of such securities promptly or at favorable prices.

        The Boards have delegated the function of making day-to-day determinations of liquidity to the Manager pursuant to guidelines approved by the Boards. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trades for the security, (ii) the number of dealers that quote prices for the security,
(iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers, and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Manager monitors the liquidity of restricted securities in the Funds' portfolios and reports periodically on such decisions to the Boards.

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

        Defensive Investments and Portfolio Turnover. Notwithstanding its investment objective, each Fund may adopt up to 100% cash or cash equivalent position for temporary defensive purposes to protect against the erosion of its capital base. Depending on the Manager's analysis of the various markets and other considerations, all or part of the assets of the Fund may be held in cash and cash equivalents (denominated in U.S. dollars or foreign currencies), such as U.S. government securities or obligations issued or guaranteed by the government of a foreign country or by an international organization designed or supported by multiple foreign governmental entities to promote economic reconstruction or development, high-quality commercial paper, time deposits, savings accounts, certificates of deposit, bankers' acceptances, and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment of the Fund.

        Portfolio securities are sold whenever the Manager believes it appropriate, regardless of how long the securities have been held. The Manager therefore changes the Fund's investments whenever it believes doing so will further the Fund's investment objectives or when it appears that a position of the desired size cannot be accumulated. Portfolio turnover generally involves some expenses to the Fund, including brokerage commissions, dealer markups, and other transaction costs and may result in the recognition of gains that may be distributed to shareholders. Portfolio turnover in excess of 100% is considered high and increases such costs. Even when portfolio turnover exceeds 100%, however, the Fund does not regard portfolio turnover as a limiting factor.

        The Funds have not acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the Investment Company Act) during the most recent fiscal year.


                                  RISK FACTORS

        The following describes certain risks involved with investing in the Funds in addition to those described in the Prospectus or elsewhere in this Statement of Additional Information.

Foreign Securities

        The Funds may purchase securities in foreign countries. Accordingly, shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation; taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations; foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments); default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the United States. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, the Funds may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts.

        Brokerage commissions, fees for custodial services and other costs relating to investments by the Funds in other countries are generally greater than in the United States. Foreign markets have different clearance and settlement procedures from those in the United States, and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions which resulted in settlement difficulty. The inability of a Fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined, or result in claims against the Fund if it had entered into a contract to sell the security. In certain countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

        Because certain securities may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of a Fund's securities denominated in the currency. Such changes also affect the Fund's income and distributions to shareholders. A Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange among the currencies of different nations, and a Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Manager's ability to predict movements in exchange rates.

        Some countries in which one of the Funds may invest may also have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies

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

have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund. Many countries in which a Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments. Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Funds. The Funds may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.

Emerging Market Countries

        The Funds may invest in securities of companies domiciled in, and in markets of, so-called "emerging market countries." These investments may be subject to potentially higher risks than investments in developed countries. These risks include (i) volatile social, political and economic conditions; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) the existence of national policies which may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain emerging market countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in certain emerging market countries may be slowed or reversed by unanticipated political or social events in such countries.

Exchange Rates and Policies

        The Funds endeavor to buy and sell foreign currencies on favorable terms. Some price spreads on currency exchange (to cover service charges) may be incurred, particularly when the Funds change investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Funds from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to the Funds' investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

        The Funds may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

        The Manager considers at least annually the likelihood of the imposition by any foreign government of exchange control restrictions that would affect the liquidity of the Funds' assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Manager also considers the degree of risk attendant to holding portfolio securities in domestic and foreign securities depositories (see "Investment Management and Other Services").

Interest Rates

        The market value of debt securities that are interest rate sensitive is inversely related to changes in interest rates. That is, an interest rate decline produces an increase in a security's market value and an interest rate increase produces a decrease in value. The longer the remaining maturity of a security, the greater the effect of interest rate changes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.

        Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in a Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions of the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Montgomery Partners Long-Short Bond Plus Fund, to the extent that the Fund retains the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. If this occurs, the Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less

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

potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that the Montgomery Partners Long-Short Bond Plus Fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium. Duration is one of the fundamental tools used by the Manager in managing interest rate risks including prepayment risks. Traditionally, a debt security's "term to maturity" characterizes a security's sensitivity to changes in interest rates "Term to maturity," however, measures only the time until a debt security provides its final payment, taking no account of prematurity payments. Most debt securities provide interest ("coupon") payments in addition to a final ("par") payment at maturity, and some securities have call provisions allowing the issuer to repay the instrument in full before maturity date, each of which affect the security's response to interest rate changes. "Duration" is considered a more precise measure of interest rate risk than "term to maturity." Determining duration may involve the Manager's estimates of future economic parameters, which may vary from actual future values. Fixed-income securities with effective durations of three years are more responsive to interest rate fluctuations than those with effective durations of one year. For example, if interest rates rise by 1%, the value of securities having an effective duration of three years will generally decrease by approximately 3%.

Equity Swaps

        The Funds may invest in equity swaps. Equity swaps allow the parties to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. Equity swaps are derivatives, and their values can be very volatile. To the extent that the Manager does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. The value of some components of an equity swap (like the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults.

        The Fund will enter into equity swap contracts only on a net basis, i.e., where the two parties' obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of any payments. The Fund is exposed to credit risk in the event of non-performance by the swap counterparty. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each equity swap contract will be accrued on a daily basis, and an amount of cash or liquid securities having an aggregate market value at least equal to the accrued excess will be maintained in a segregated account. The Fund does not believe that the Fund's obligations under equity swap contracts are senior securities within the meaning of the Investment Company Act, so long as such a segregated account is maintained, and accordingly, the Fund will not treat them as being subject to its borrowing restrictions.

Short Sales

        Each Fund does not expect to make significant use of short sales, but the portfolio managers may, from time to time, engage in short sales when believed to be appropriate. Short sales are transactions in which a Fund sells a security or other asset which it does not own, in anticipation of a decline in the market value of the security or other asset. A Fund will realize a profit or incur a loss depending upon whether the price of the security sold short decreases or increases in value between the date of the short sale and the date on which that Fund must replace the borrowed security. Short sales are speculative investments and involve special risks, including greater reliance on the Manager's accurately anticipating the future value of a security. Short sales also may result in a Fund's recognition of gain for certain portfolio securities.

        Until a Fund replaces a borrowed security, it will instruct its custodian to identify as unavailable for investment cash, U.S. government securities, or other liquid debt or equity securities such that the amount so identified plus any amount deposited with a broker or other custodian as collateral will equal the current value of the security sold short and will not be less than the value of the security at the time it was sold short. Depending on arrangements made with the broker or custodian, a Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.


                             INVESTMENT RESTRICTIONS

        The following policies and investment restrictions have been adopted by each Fund (unless otherwise noted) and are fundamental and cannot be changed without the affirmative vote of a majority of a Fund's outstanding voting securities as defined in the Investment Company Act (unless otherwise noted). Each Fund may not:

        1. With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Fund would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable.

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


        2. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of up to 30% (or such other higher percentage as permitted by law) of its portfolio securities as described above, or (c) to the extent the entry into a repurchase agreement or a reverse dollar roll transaction is deemed to be a loan.

        3. (a) Borrow money, except for temporary or emergency purposes from a bank, or pursuant to reverse repurchase agreements or dollar roll transactions for that Fund that uses such investment techniques and then not in excess of one-third of the value of its total assets (including the proceeds of such borrowings, at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings, and no additional investments may be made while any such borrowings are in excess of 10% of total assets. Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a "senior security" within the meaning of Section 18(f) of the Investment Company Act shall not be regarded as borrowings for the purposes of this restriction.

             (b) Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions.

        4. Except as required in connection with permissible hedging activities, purchase securities on margin or underwrite securities. (This does not preclude each Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities or, from engaging in transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a senior security within the meaning of
             Section 18(f) of the Investment Company Act.)

        5. Buy or sell real estate or commodities or commodity contracts; however, each Fund, to the extent not otherwise prohibited in the Prospectus or this Statement of Additional Information, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in this Statement of Additional Information.

        6. Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act and discussed in this Statement of Additional Information, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets.

        7. Invest, in the aggregate, more than 15% of its net assets in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and over-the-counter options (and securities underlying such options) purchased by that Fund. (This is an operating policy that may be changed without shareholder approval, consistent with the Investment Company Act and changes in relevant SEC interpretations).

        8. Invest in any issuer for purposes of exercising control or management of the issuer. (This is an operating policy that may be changed without shareholder approval, consistent with the Investment Company Act.)

        9. Invest more than 25% of the market value of its total assets in the securities of companies engaged in any one industry. For purposes of this restriction, each Fund generally relies on the U.S. Office of Management and Budget's Standard Industrial Classifications.

        10. Issue senior securities, as defined in the Investment Company Act, except that this restriction shall not be deemed to prohibit that Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase and dollar roll transactions.

        11. Except as described in this Statement of Additional Information, acquire, dispose of or write put, call, straddle or spread options unless:

             (a) such options are written by other persons or are put options written with respect to securities representing 25% or less of the Fund's total assets, and

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


             (b) the aggregate premiums paid on all such options which are held at any time do not exceed 5% of that Fund's total assets.

             (This is an operating policy that may be changed without shareholder approval.)

        12. Except as described in the relevant Prospectus and this Statement of Additional Information, engage in short sales of securities. (This is an operating policy that may be changed without shareholder approval, consistent with applicable regulations.)

        13. Purchase more than 10% of the outstanding voting securities of any one issuer. (This is an operating policy that may be changed without shareholder approval.)

        14. Invest in commodities, except for futures contracts or options on futures contracts if the investments are either (a) for bona fide hedging purposes within the meaning of CFTC regulations or (b) for other than bona fide hedging purposes if, as a result thereof, no more than 5% of that Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

        To the extent these restrictions reflect matters of operating policy that may be changed without shareholder vote, these restrictions may be amended upon approval by the appropriate Board and notice to shareholders.

        If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.


                        DISTRIBUTIONS AND TAX INFORMATION

        Distributions. The Funds receive income in the form of dividends and interest earned on their investments in securities. This income, less the expenses incurred in their operations, is the Funds' net investment income, substantially all of which will be declared as dividends to the Funds' shareholders.

        The amount of ordinary income dividend payments by the Funds is dependent upon the amount of net investment income received by the Funds from their portfolio holdings, is not guaranteed and is subject to the discretion of the Funds' Board. The Funds do not pay "interest" or guarantee any fixed rate of return on an investment in their shares.

        The Funds also may derive capital gains or losses in connection with sales or other dispositions of their portfolio securities. Any net gain a Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year a Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time that Fund's shares may have been held by the shareholders.

        The maximum long-term federal capital gains rate for individuals is 20% with respect to capital assets held for more than 12 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income.

        Any dividend or distribution per share paid by a Fund reduces that Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

        Dividends and other distributions will be reinvested in additional shares of the applicable Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

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


        Tax Information. Each Fund has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. Each Fund that has filed a tax return has so qualified and elected in prior tax years. Each Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that Fund will not be subject to any federal income tax or excise taxes based on net income. However, the Boards of Trustees may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of a Fund.

        In order to qualify as a regulated investment company, each Fund must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stocks or other securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of that Fund's assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, a Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If a Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.

        Distributions of net investment income and net realized capital gains by a Fund will be taxable to shareholders whether made in cash or reinvested in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from the eight prior taxable years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

        The Funds or any securities dealer effecting a redemption of the Funds' shares by a shareholder will be required to file information reports with the Internal Revenue Service ("IRS") with respect to distributions and payments made to the shareholder. In addition, the Funds will be required to withhold federal income tax at the rate of 31% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and made certain required certifications on the Account Application Form or with respect to which a Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

        The Funds intend to declare and pay dividends and other distributions, as stated in the Prospectus. In order to avoid the payment of any federal excise tax based on net income, each Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

        A Fund may receive dividend distributions from U.S. corporations. To the extent that a Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

        If more than 50% in value of the total assets of a Fund at the end of its fiscal year is invested in stock or other securities of foreign corporations, that Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by that Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of any foreign income taxes paid by that Fund, and (ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. In this case, shareholders will be informed in writing by that Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by that Fund) to be included in their income tax returns. If 50% or less in value of that Fund's total assets at the end of its fiscal year are invested in stock or other securities of foreign corporations, that Fund will not be entitled under the Code to pass through to its

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

shareholders their pro rata share of the foreign income taxes paid by that Fund. In this case, these taxes will be taken as a deduction by that Fund.

        A Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. A Fund may invest up to 10% of its total assets in the stock of foreign investment companies. Such companies are likely to be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that the Funds derive from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, a Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. A Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, a Fund may incur the PFIC tax in some instances.

        The Trust and the Funds intend to comply with the requirements of
Section 817(h) of the Internal Revenue Code and related regulations, including certain diversification requirements that are in addition to the diversification requirements of Subchapter M and the Investment Company Act.

        Hedging. The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by a Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

        For accounting purposes, when a Fund purchases an option, the premium paid by that Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by a Fund upon the expiration or sale of such options held by that Fund generally will be capital gain or loss.

        Any security, option, or other position entered into or held by a Fund that substantially diminishes that Fund's risk of loss from any other position held by that Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that a Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to a Fund that may mitigate the effects of the straddle rules.

        Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of
Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

        Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by a Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency-denominated payables and receivables and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark-to-market and 60/40 rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Some part of a Fund's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code, rather than as capital gain or loss.

        Redemptions and exchanges of shares of a Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized upon the redemption or exchange of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends with respect to such shares during such six-month period. All or a portion of a loss realized upon the redemption of shares of a Fund may be disallowed to the extent shares of that Fund are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

                                      B-21
--------------------------------------------------------------------------------

        Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.

        The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Funds. The law firm of Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Funds. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Funds.

                              TRUSTEES AND OFFICERS

        The Trustees of the Trust are responsible for the overall management of the Funds, including establishment of the Funds' policies, and general supervision and review of the Funds' investment activities. Each Board consists of a majority of Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act (the "Independent Trustees"). The officers of the Trust who administer the Funds' daily operations are appointed by the Boards of Trustees. Two affiliated trusts The Montgomery Funds and The Montgomery Funds III, and an affiliated fund, Montgomery Partners Absolute Return Fund LLC, have the same Board members and officers as the Trust (with the exception of F. Scott Tuck, who does not serve on the Board of the affiliated fund). The current Trustees and officers of the Trust performing a policy-making function and their affiliations and principal occupations for the past five years are set forth below:


------------------------------------------------------------------------------------------------------------------------
                                                                                      Number
                                     Length                                           of
                                     of                                               Portfolios
                                     Time                                             in Fund
                        Position     Served/                                          Complex
                        Held         Term                                             Overseen
                        with the     of          Principal Occupations During         by          Other Directorships
Trustees                Trust        Office      Past 5 Years                         Trustee     Held by Trustee
========================================================================================================================
Andrew Cox              Disinteres-  July 9,     Independent investment                 19        The Montgomery Funds;
101 California Street   ted Trustee  1990        consultant. President, Denver                    The Montgomery Funds
San Francisco, CA                    to          International School, from 1998                  III; Montgomery
94111                                present/    to 2000, and Member of the                       Partners Absolute
Born 1944                            Indefinite  Board from 1997 to 2000.                         Return Fund LLC
                                                 Adjunct Professor, University of
                                                 Denver, Department of Finance, from
                                                 1994 to 1998.
------------------------------------------------------------------------------------------------------------------------
John A. Farnsworth      Disinteres-  July 9,     Managing Partner, Farnsworth           19        The Montgomery Funds;
One Embarcadero,        ted Trustee  1990        Search Group. Managing Director                  The Montgomery Funds
Suite 2101                           to          of Korn/Ferry International                      III; Montgomery
San Francisco, CA                    present/    from 1999 to 2002. Principal of                  Partners Absolute
94111                                Indefinite  Pearson, Caldwell & Farnsworth,                  Return Fund LLC
Born 1941                                        Inc., an executive search
                                                 consulting firm, from 1991 to
                                                 1999.
------------------------------------------------------------------------------------------------------------------------
Cecilia H. Herbert      Disinteres-  November    Chair of the Investment                19        The Montgomery Funds;
101 California Street   ted Trustee  12, 1992    Committee of Archdiocese of San                  The Montgomery Funds
San Francisco, CA                    to present/ Francisco Finance Council;                       III; Montgomery
94111                                Indefinite  Member of the Boards of The                      Partners Absolute
Born 1949                                        Thacher School, Catholic                         Return Fund LLC
                                                 Charities Catholic Youth
                                                 Organization of San Francisco, and
                                                 the Women's Board of California
                                                 Pacific Medical Center.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
R. Stephen Doyle        Trustee      July 9,     Chairman of the Board of               19        The Montgomery Funds;
101 California Street                1990        Trustees of the Trusts since                     The Montgomery Funds
San Francisco, CA                    to          1990. Chairman Emeritus of the                   III; Montgomery
94111                                present/    Manager since 2001. Chairman of                  Partners Absolute
Born 1939                            Indefinite  the Manager from 1990 to 2001.                   Return Fund LLC; Main
                                                 Chief Executive Officer of the                   Management, LLC
                                                 Manager from 1990 to 1999.
                                                 Founder of the Manager.
------------------------------------------------------------------------------------------------------------------------------------
F. Scott Tuck           Trustee      January 1   Chairman and Chief Executive           18        The Montgomery Funds;
101 California Street                2002        Officer of the Manager.                          The Montgomery Funds
San Francisco, CA                    to present/                                                  III; Director of the
94111                                Indefinite                                                   Manager
Born 1957



                                                                                        Number of
                                                                                        Portfolios in   Other
                        Position     Length                                             Fund Complex    Directorships
                        Held with    of Time     Principal Occupations During Past      Overseen by     Held by
Affiliated Officers     the Trust    Served      5 Years                                Officer         Officer
====================================================================================================================================
Elizabeth W.            President    August      Senior Vice President of BISYS            19           None
Lawrence                and          21,         Fund Services since 2001.  Vice
60 State Street,        Treasurer    2002 to     President and Senior Manager of
Suite 1300                           present     PFPC, Inc. Client Services and
Boston, MA 02109                                 Operations from 1999 to 2001.
Born 1964                                        Director of Client Services of
                                                 PFPC, Inc. from 1997 to 1999.
------------------------------------------------------------------------------------------------------------------------
Scott M. Zoltowski      Vice         September   Senior Counsel of BISYS Fund              19           None
60 State Street,        President    27, 2002    Services since 2001. Associate at
Suite 1300              and          to present  Dechert (law firm) from 1999 to
Boston, MA 02109        Secretary                2001. Counsel of ALPS, Inc. (fund
Born 1969                                        services) from 1998 to 1999.
                                                 Attorney at Fidelity Investments
                                                 Legal Department from 1997 to
                                                 1998.
------------------------------------------------------------------------------------------------------------------------
Mary A. Nelson          Vice         September   Senior Vice President of Treasury         19           None
60 State Street,        President    1997 to     Services at BISYS Fund Services
Suite 1300              and          present     since 1995.
                        Assistant


                                      B-22
--------------------------------------------------------------------------------



                                                                                        Number of
                                                                                        Portfolios in   Other
                        Position     Length                                             Fund Complex    Directorships
                        Held with    of Time     Principal Occupations During Past      Overseen by     Held by
Affiliated Officers     the Trust    Served      5 Years                                Officer         Officer
====================================================================================================================================
Boston, MA 02109        Treasurer    present
Born 1964
------------------------------------------------------------------------------------------------------------------------------------
Stacey Bufton           Vice         May 31,     Vice President of BISYS Fund              19           None
60 State Street,        President    2001 to     Services since June 1999. Manager
Suite 1300              and          present     at First Data Investor Services
Boston, MA 02109        Assistant                Group from 1997 to 1999.
Born 1969               Treasurer


        Board Committees. The Boards of Trustees has two standing committees: the Audit Committee and the Pricing Committee, as described below.

        The Audit Committee is comprised of Cecilia Herbert (Chairperson), Andrew Cox, and John Farnsworth. The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust. The Audit Committee held two regular meetings during the Trust's most recent fiscal year.

        The Pricing Committee is comprised of Andrew Cox and several representatives from the Manager. The Pricing Committee is responsible for (1) monitoring the valuation of each Fund's securities and other investments; and
(2) as required by each series of the Trust's pricing policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations shall be reported to the full Board. The Pricing Committee meets as necessary when a Fund's price is not readily available. The Pricing Committee has held several meetings throughout the Trust's last fiscal year. The Pricing Committee reports to the Board no less frequently than at the regular quarterly meetings of the Board.

        Compensation. The officers of the Trust who are considered "interested persons" of the Trust, and any Trustee who is a compensated employee of the Manager, receive no compensation directly from the Trust for performing the duties of their offices. However, those officers and Trustees who are officers or partners of the Manager or the Distributor may receive remuneration indirectly because the Manager will receive a management fee from the Funds and Funds Distributor, Inc., will receive commissions for executing portfolio transactions for the Funds. The Trustees who are not affiliated with the Manager or the Distributor receive an annual retainer and fees and expenses for each regular Board meeting attended. The aggregate compensation paid by the Trust to each of the Trustees during the fiscal year ended June 30, 2002 and the aggregate compensation paid to each of the Trustees during the fiscal year ended June 30, 2002 by all of the registered investment companies to which the Manager provides investment advisory services, are set forth below.

                        -----------------------------------------------------------------
                                             Fiscal Year
                                       Ended June 30, 2002***
-----------------------------------------------------------------------------------------
Name of Trustee            Aggregate         Pension or Retirement
                        Compensation from       Benefits Accrued      Total Compensation
                       The Montgomery Funds        as Part of         From the Trust and
                              II                  Fund Expenses*         Fund Complex**
-----------------------------------------------------------------------------------------
R. Stephen Doyle             $8,080                   --                   $32,500
-----------------------------------------------------------------------------------------
F. Scott Tuck                 None                    --                    None
-----------------------------------------------------------------------------------------
Andrew Cox                   $17,500                  --                   $67,500
-----------------------------------------------------------------------------------------
John A. Farnsworth           $17,500                  --                   $67,500
-----------------------------------------------------------------------------------------
Cecilia H. Herbert           $17,500                  --                   $67,500
-----------------------------------------------------------------------------------------


* The Trust does not maintain pension or retirement plans.
** The Fund Complex includes two additional trusts and an affiliated fund. The Trustees received a one-time fee of $2,500 for the organizational meeting of the affiliated fund.
*** Compensation figures include cash and may include amounts deferred at the election of the Trustees. As of the fiscal year ended June 30, 2002, certain of the Trustees elected to defer a portion of their compensation as follows: John A. Farnsworth, $130,000; R. Stephen Doyle, $10,833; Cecilia H. Herbert, $32,500. The Trustees' deferred compensation arrangements are discussed in more detail below.

        Deferred Compensation Agreements. The Trustees who are not compensated employees of the Manager (the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various Montgomery Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in a single sum in cash, or in annual installments beginning on the date selected

                                      B-23
--------------------------------------------------------------------------------
under the Compensation Agreements. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed in cash to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of general unsecured creditors of the Trust and of each of the Montgomery Funds from which they are deferring compensation.

        Trustee Ownership of Equity Securities. The tables below show the dollar range of shares of all Funds in the entire Fund Complex beneficially owned by each Trustee as of the most recently completed calendar year:


-----------------------------------------------------------------------------------------------------------
Name of Trustee           Aggregate Dollar Range of Equity Securities in the Trust and Fund Complex*
                             Overseen by the Trustees as of Calendar Year Ended December 31, 2001
-----------------------------------------------------------------------------------------------------------
R. Stephen Doyle                                         Over $100,000
-----------------------------------------------------------------------------------------------------------
F. Scott Tuck                                            Over $100,000
-----------------------------------------------------------------------------------------------------------
John A. Farnsworth                                       Over $100,000
-----------------------------------------------------------------------------------------------------------
Andrew Cox                                               Over $100,000
-----------------------------------------------------------------------------------------------------------
Cecilia H. Herbert                                     $10,000 - $50,000
-----------------------------------------------------------------------------------------------------------

* The Fund Complex includes two additional trusts and a separate fund.

                    INVESTMENT MANAGEMENT AND OTHER SERVICES

        Investment Management Services. As stated in each Prospectus, investment management services are provided to the Funds by Montgomery Asset Management, LLC (the "Manager"), pursuant to an Investment Management Agreement between the Manager and The Montgomery Funds II dated July 31, 1997 (the "Management Agreement").

        The Trustees considered the renewal of the Management Agreement at a series of Board meetings in May and July, 2002. In determining whether to renew the Management Agreement, the Board of Trustees requested information which was then provided by the Manager in accordance with Section 15(c) of the Investment Company Act.

        The Trustees considered a number of factors in reviewing and recommending renewal of the existing Management Agreement, including the nature and quality of the services provided to the Funds by the Manager, the fees and expenses borne by the Funds, the Manager's soft dollar practices, and the profitability of the relationship for the Manager. In reviewing the quality of services provided to the Funds, the Trustees considered comparative performance information for the Funds. In connection with their review of the fees paid to the Manager, the Trustees reviewed information comparing the Funds' management fee rates and overall expense ratios with those of comparable funds. The Trustees also considered the Funds' respective expense limitations, fee waivers, performance benchmarks, fees and overall expenses. In particular, the Trustees considered the specific relative performance and expenses of the Funds, especially those with smaller relative asset bases.

        The Trustees reviewed the financial condition and profitability of the Manager and Commerzbank AG (the parent company of the Manager) and inquired into the Manager's efforts to reduce expenses and increase efficiency. The Trustees also reviewed the quality and depth of the Manager's organization in general and of the investment professionals providing services to the Funds.

        In addition, the Trustees considered other services provided to the Funds by the Manager, such as administrative services, shareholder services, assistance in meeting legal and regulatory requirements, and other services necessary for the Funds' operation. The Trustees considered the fees paid to the Manager for investment management services, as well as compensation paid to the Manager for other non-advisory services provided to the Funds. The Trustees also considered the Funds' brokerage, related commissions, and the use of soft dollars by the Manager. The Trustees noted that they had also reviewed those topics on an quarterly basis through quarterly reports provided by the Manager.

        Based on their review, the Trustees, including the Independent Trustees, concluded that the advisory fees and other expenses of the Funds are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received and continue to receive reasonable value in return for paying such fees and expenses. The Trustees therefore concluded that continuing the advisory arrangement with the Manager was in the best interests of the Funds and their shareholders.

        The Management Agreement is in effect with respect to each Fund for two years after the Fund's inclusion in its Trust's Management Agreement (on or around its beginning of public operations) and then continue for each Fund for periods not exceeding one year so long as such continuation is approved at least annually by (1) a majority vote of the Board of the appropriate Trust or the vote of a majority of the outstanding shares of that Fund, and (2) a majority of the Trustees who are not interested persons of any party to the relevant Management Agreement, in each case by a vote cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement may be terminated at any time, without penalty, by a Fund or the Manager upon 60 days'

                                      B-24
--------------------------------------------------------------------------------
written notice, and the relevant Management Agreement is automatically terminated in the event of their assignment as defined in the Investment Company Act.

        For services performed under the Management Agreement, each Fund pays the Manager a management fee (accrued daily but paid when requested by the Manager) based upon the average daily net assets of the Fund at the following annual rates:


-------------------------------------------------------------------------------------------------------------
Fund                                                Average Daily Net Assets              Annual Rate
-------------------------------------------------------------------------------------------------------------
                                                    First $___ million                       _.__%
Montgomery Partners Long-Short Fund                 Next $___ million                        _.__%
                                                    Over $_ billion                          _.__%
-------------------------------------------------------------------------------------------------------------
                                                    First $___ million                       _.__%
Montgomery Partners Long-Short Bond Plus Fund       Next $___ million                        _.__%
                                                    Over $_ billion                          _.__%


        As noted in the Prospectus, the Manager has agreed in an Operating Expenses Agreement with the Trust to reduce some or all of its management fee (and to reimburse other Fund expenses) if necessary to keep total operating expenses, expressed on an annualized basis, at or below the following percentages of each Fund's average net assets (excluding certain expenses discussed below):



--------------------------------------------------------------------------------------------------------------
                                                                           Total Expense Limitation
Fund                                                                             (Annual Rate)
--------------------------------------------------------------------------------------------------------------
Montgomery Partners Long-Short Fund                                             Class A - _.__%
                                                                                Class B - _.__%
                                                                                Class C - _.__%
--------------------------------------------------------------------------------------------------------------

Montgomery Partners Long-Short Bond Plus Fund                                   Class A - _.__%
                                                                                Class B - _.__%
                                                                                Class C - _.__%
--------------------------------------------------------------------------------------------------------------


        The Operating Expenses Agreement has a one-year term. The Manager also may voluntarily reduce additional amounts to increase the return to a Fund's investors. Any reductions made by the Manager in its fees or operating expenses paid by the Manager (collectively, "subsidies") are subject to reimbursement by that Fund within the following three fiscal years provided the Fund is able to effect such reimbursement and remain in compliance with the foregoing expense limitations. The Manager may not request or receive reimbursement for the subsidies before payment of the Funds' operating expenses for the current fiscal year.

        Operating expenses for purposes of the Operating Expenses Agreement include the Manager's management fee but do not include any taxes, interest, front-end or contingent deferred loads, brokerage commissions, Rule 12b-1 fees, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation.

        The Operating Expenses Agreement was approved with respect to each Fund by the Boards at duly called meetings. In considering the Operating Expenses Agreement, the Trustees specifically considered and approved the provision that permits the Manager to seek reimbursement of any subsidies within the three-year period. The Manager's ability to request reimbursement is subject to various conditions. First, any reimbursement is subject to a Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations in place at that time. Second, the Manager must specifically request the reimbursement from the relevant Board. Third, the relevant Board must approve such reimbursement as appropriate and not inconsistent with the best interests of the Fund and the shareholders at the time such reimbursement is requested. Because of these substantial contingencies, the potential reimbursements will be accounted for as contingent liabilities that are not recordable on the balance sheet of a Fund until collection is probable; but the full amount of the potential liability will appear in a footnote to each Fund's financial statements. At such time as it appears probable that a Fund is able to effect such reimbursement, that the Manager intends to seek such reimbursement and that the Board of Trustees has or is likely to approve the payment of such reimbursement, the amount of the reimbursement will be accrued as an expense of that Fund for that current period.

        Since the Funds were launched on ___________, 200_, no investment advisory fees have been paid to the Manager.

        The Manager also may act as an investment adviser or administrator to other persons, entities, and corporations, including other investment companies. Please refer to the Trustees and Officers table above, which indicates Trustees and Officers who are affiliated persons of the Trust and who are also affiliated persons of the Manager.

                                      B-25
--------------------------------------------------------------------------------

        The Trust and the Manager have adopted a Code of Ethics pursuant to
Section 17(j) of the Investment Company Act and Rule 17j-1 thereunder. The Code of Ethics conforms to the provisions of Rule 17j-1 as adopted by the SEC on October 29, 1999. Currently, the Code of Ethics permits personnel subject to the Code of Ethics to buy and sell securities for their individual accounts, unless such securities at the time of such purchase or sale: (i) are being considered for purchase or sale by a client account of the Manager in the next seven (7) business days; (ii) are being purchased or sold by a client account of the Manager; or (iii) were purchased or sold by a client account of the Manager within the most recent seven (7) business days. These restrictions are not required to be met where the trade in question meets certain de minimis requirements and is not being purchased or sold by a client account of the Manager.

        The use of the name "Montgomery" by the Trust and by the Funds is pursuant to the consent of the Manager, which may be withdrawn if the Manager ceases to be the Manager of the Funds.

Sub-Advisory Arrangements

        The Management Agreement authorizes the Manager, at its option and at its sole expense, to appoint one or more subadvisers, which may assume all or a portion of the responsibilities and obligations of the Manager pursuant to the Management Agreement as shall be delegated to such subadvisers. Any appointment of a subadviser and assumption of responsibilities and obligations of the Manager by such subadviser is subject to approval by the Board of Trustees and, as required by law, the shareholders of the affected Fund.

        Pursuant to this authority, the following table summarizes the sub-advisory arrangements of the Trust:

         Fund                                           Subadviser

         Montgomery Partners Long-Short Fund

         Montgomery Partners Long-Short Bond
         Plus Fund

        The current Investment Sub-Advisory Agreement between the Manager and the above-named Subadviser (the "Sub-Advisory Agreement") provides that the Subadviser agrees to manage the investment of the Fund's assets allocated to the Subadviser, subject to the applicable provisions of the Trust's Declaration of Trust, Bylaws and current registration statement (including, but not limited to, the investment objective, policies, and restrictions delineated in the Fund's current Prospectus and Statement of Additional Information), as interpreted from time to time by the Board of Trustees. The Subadviser has adopted a Code of Ethics as required under the Investment Company Act, which has been approved by the Board of Trustees. The Subadviser's Code of Ethics may permit directors, officers or employees to buy or sell securities for their own accounts, which may be purchased or held by the Fund.

        The Board of Trustees held meetings on ____________, 2002, and discussed the proposed sub-advisory arrangement with the each Subadviser and its possible effect on the Funds. In determining whether to approve the Sub-Advisory Agreements with the respective Subadvisers, the Board considered and applied several factors, including those discussed below.

        [The Trustees considered the search process and criteria used by the Manager to select the Subadvisers. The Trustees also reviewed each Subadviser's Form ADV filed with the Securities and Exchange Commission as well as other materials regarding the Subadviser's personnel, operations, financial condition, research capabilities, investment philosophy, method of managing portfolios, quantitative models and investment results. During their extensive review of the services to be provided by the Subadvisers, the Trustees considered and analyzed several factors. The Board also received positive information from the Manager review of the Subadvisers. In considering the fees and expenses borne by the Funds and the profitability of the relationship for the Manager and the Subadvisers, the Board noted that each Subadviser's proposed compensation rate was competitive with industry rates for advisers with similar strategies. The Board also considered each Subadviser's soft dollar practices, which appear to be in line with industry norms. Upon concluding their analysis, the Trustees, including the Independent Trustees, unanimously approved the Sub-Advisory Agreement with each Subadviser.]

        For each Subadviser's services under each Sub-Advisory Agreement, the Manager (not the Fund) has agreed to pay each Subadviser an annual fee equal to the percentages set forth below of the value of the Fund's average net assets allocated to the Subadviser, payable monthly:

                                      B-26
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Fund                                      Subadviser's Management Fee
--------------------------------------------------------------------------------
                                             First $___ million
   Montgomery Partners Long-Short Fund       Next $___ million
                                             Over $_ billion
                                             First $___ million
   Montgomery Partners Long-Short
   Bond Plus Fund                            Next $___ million
                                             Over $_ billion


        As of November 1, 2002, the Manager had not paid any sub-advisory fees to the Subadviser because the Subadviser began to manage the Long-Short Equity Plus Fund's assets on that date.

        The Sub-Advisory Agreement with each Subadviser continues in effect from year to year only as long as such continuance is specifically approved at least annually by (i) the Board of Trustees of the Trust or by the vote of a majority of the outstanding voting shares of the Fund, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Sub-Advisory Agreement or interested persons of the Manager or the Subadviser or the Trust. Each Sub-Advisory Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees or by the vote of a majority of the outstanding voting shares of the Fund, or by the Subadviser or the Manager, upon 60 days' written notice to the other party. Additionally, each Sub-Advisory Agreement automatically terminates in the event of its assignment.

        Share Marketing Plan. Each Trust has adopted a Share Marketing Plan (or Rule 12b-1 Plan) (the "12b-1 Plan") with respect to the Funds pursuant to Rule 12b-1 under the Investment Company Act. The Distributor serves as the distribution coordinator under the 12b-1 Plan and, as such, receives any fees paid by the Funds pursuant to the 12b-1 Plan.

        On August 24, 1995, the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (the "Independent Trustees"), at their regular quarterly meeting, adopted the 12b-1 Plan for the newly designated Class P shares of certain Funds. The 12b-1 Plan applies to the Class B and Class C shares of the Funds.

        Under the 12b-1 Plan, each Fund pays distribution fees to the Distributor at an annual rate of 0.75% of the Fund's aggregate average daily net assets attributable to its Class B and Class C shares, to reimburse the Distributor for its expenses in connection with the promotion and distribution of those Classes.

        The 12b-1 Plan provides that the Distributor may use the distribution fees received from the Class of the Fund covered by the 12b-1 Plan only to pay for the distribution expenses of that Class. Prior to October 31, 2001, the 12b-1 Plan reimbursed the Distributor only for expenses incurred. However, after October 31, 2001 under a new Rule 12b-1 Plan, the distribution fees paid to the Distributor, or otherwise, for any given period are not limited to the actual distribution expenses incurred, and the distribution fees may exceed the distribution expenses actually incurred.

        The Funds have not incurred any expenses under the 12b-1 Plan since the Funds were launched on ___________, 200_.

        All 12b-1 Plan expenses will be used to compensate broker-dealers who sold the Funds. Except as described in this Statement of Additional Information, none of the 12b-1 Plan expenses will be used towards advertising, printing/mailing of prospectuses to other than current shareholders of the Funds, compensation to underwriters, compensation to sales personnel, interest, carrying or other financing charges.

        Distribution fees are accrued daily and paid monthly, and are charged as expenses as accrued. To the extent that 12b-1 Plan fees are incurred in connection with distribution of the shares of more than one Fund, the fees paid by each such participating Fund may be used to finance the distribution of another Fund. In such instances, the distribution fees incurred will be allocated among the participating Funds according to relative net asset size of the participating Funds.

        Shares are not obligated under the 12b-1 Plan to pay any distribution expense in excess of the distribution fee. Thus, if the 12b-1 Plan were terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the Class to the Distributor.

        The 12b-1 Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Independent Trustees, vote annually to continue the 12b-1 Plan. The Board determined that there are various anticipated benefits to the Funds from such continuation, including the likelihood that the Plan will stimulate sales of shares of the Trust and assist in increasing the asset base of the Trust in the face of competition from a variety of financial products


                                      B-27
--------------------------------------------------------------------------------
and the potential advantage to the shareholders of the Trust of prompt and significant growth of the asset base of the Trust, including greater liquidity, more investment flexibility and achievement of greater economies of scale. The 12b-1 Plan (and any distribution agreement between the Fund, the Distributor or the Manager and a selling agent with respect to the shares) may be terminated without penalty upon at least 60-days' notice by the Distributor or the Manager, or by the Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares (as defined in the Investment Company Act) of the Class to which the 12b-1 Plan applies. Neither any "interested person" of the Trust (as that term is used under the Investment Company Act) nor any trustee of the Trust who is not any interested person of the Trust has any direct or indirect financial interests in the operation of the 12b-1 Plan.

        All distribution fees paid by the Funds under the 12b-1 Plan will be paid in accordance with Rule 2830 of the NASD Regulation, Inc. Rules of Conduct, as such Rule may change from time to time. Pursuant to the 12b-1 Plan, the Boards of Trustees will review at least quarterly a written report of the distribution expenses incurred by the Manager on behalf of the shares of each Fund. In addition, as long as the 12b-1 Plan remains in effect, the selection and nomination of Trustees who are not interested persons (as defined in the Investment Company Act) of the Trust shall be made by the Trustees then in office who are not interested persons of the Trust.

        Shareholder Services Plan. The Trust has adopted a Shareholder Services Plan (the "Services Plan") with respect to the Funds. The Manager (or its affiliate) serves as the service provider under the Services Plan and, as such, receives any fees paid by the Funds pursuant to the Services Plan.

        On August 24, 1995, the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Services Plan or in any agreement related to the Services Plan (the "Independent Trustees"), at their regular quarterly meeting, adopted the Services Plan for the Class P shares of certain Funds. The Plan was later amended to cover the Class B and Class C shares of the Funds.

        Under the Services Plan, the covered shares of each Fund will pay a continuing service fee to the Manager, the Distributor or other service providers, in an amount, computed and prorated on a daily basis, equal to 0.25% per annum of the average daily net assets of the covered shares of each Fund. Such amounts are compensation for providing certain services to clients owning those shares of the Funds, including personal services such as processing purchase and redemption transactions, assisting in change of address requests and similar administrative details, and providing other information and assistance with respect to a Fund, including responding to shareholder inquiries.

        The Distributor. Funds Distributor, Inc. (the "Distributor") may provide certain administrative services to the Funds on behalf of the Manager. The Distributor will also perform investment banking, investment advisory and brokerage services for persons other than the Funds, including issuers of securities in which the Funds may invest. These activities from time to time may result in a conflict of interests of the Distributor with those of the Funds, and may restrict the ability of the Distributor to provide services to the Funds.

        Referral Arrangements. The Distributor from time to time compensates other parties for the solicitation of additional investments by existing shareholders or new shareholder accounts. No Fund will pay this compensation out of its assets unless it has adopted a Rule 12b-1 plan. The Distributor pays compensation only to those who have a written agreement with the Distributor or the Manager. The Distributor also may reimburse certain solicitation expenses.

        The Custodian. JPMorgan Chase Bank (the "Custodian") serves as principal custodian of the Funds' assets, which are maintained at the Custodian's office at 4 Chase MetroTech Center, Brooklyn, New York, 11245, and at the offices of its branches and agencies throughout the world. Brown Brothers Harriman & Co. ("BBH") serves as custodian for certain of the Funds and their respective assets (for those Funds, the "Custodian"), which are maintained at BBH's office at 40 Water Street, Boston, Massachusetts 02109, and at the offices of its branches and agencies throughout the world. The Board has delegated various foreign custody responsibilities to each Custodian, each serving as a "Foreign Custody Manager" for the Funds to the extent permitted by Rule 17f-5. Each Custodian has entered (or will enter) into agreements with foreign sub-custodians to the extent necessary to perform their services and in accordance with delegation instructions approved by the Board pursuant to Rule 17f-5 under the Investment Company Act. Each Custodian and its respective branches and sub-custodians generally hold certificates for the securities in their custody, but may, in certain cases, have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of each Custodian is based on respective schedules of charges agreed on from time to time.

        Administrative and Other Services. Montgomery Asset Management, LLC ("MAM") serves as the Administrator to the Funds pursuant to an Administrative Services Agreement between the Trust and MAM (the "Administrative Services Agreement"). In


                                      B-28
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

approving the Administrative Services Agreement, the Board of the Trust, including a majority of the independent Trustees, recognizes that the Administrative Services Agreement involves an affiliate of the Trust; however, it has made separate determinations that, among other things, the nature and quality of the services rendered under the Administrative Services Agreement are at least equal to the nature and quality of the service that would be provided by an unaffiliated entity. Subject to the control of the Trust and the supervision of the Board of the Trust, the Administrator performs the following types of services for the Funds: (i) furnish performance, statistical and research data; (ii) prepare and file various reports required by federal, state and other applicable laws and regulations; (iii) prepare and print of all documents, prospectuses and reports to shareholders; (iv) prepare financial statements; (v) prepare agendas, notices and minutes for each meeting of the Boards; (vi) develop and monitor compliance procedures; (vii) monitor Blue Sky filings and (viii) manage legal services. For its services performed under the Administrative Services Agreement, each Fund pays the Administrator an administrative fee based upon a percentage of the average daily net assets of each Fund. The administrative fee per Fund varies from an annual rate of 0.07% to 0.04% depending on the Fund and level of assets.

        J.P. Morgan Investor Services Co. ("JPMIS"), 73 Tremont Street, Boston, Massachusetts 02108, serves as the sub-administrator to the Funds pursuant to a Mutual Funds Service Agreement (the "Sub-Agreement") between JPMIS and MAM. Subject to the control, direction and supervision of MAM and the Trust, JPMIS assists MAM in providing administrative services to the Funds. As compensation for the services rendered pursuant to the Sub-Agreement, MAM pays JPMISan annual sub-administrative fee based upon a percentage of the average net assets in the aggregate of the Trust, The Montgomery Funds and The Montgomery Funds III. The sub-administrative fee is paid monthly for the month or portion of the month JPMIS assists MAM in providing administrative services to the Funds. This fee is based on all assets of the Trust and related trusts or funds and is equal to an annual rate of 0.01625% of the first $3 billion, plus 0.0125% of the next $2 billion and 0.0075% of amounts over $5 billion. The sub-administrative fee paid to JPMIS is paid from the administrative fees paid to MAM by the Funds.

        JPMIS also serves as Fund Accountant to the Trust pursuant to Mutual Funds Service Agreements ("Fund Accounting Agreement") entered into between the Trust and JPMIS on May 3, 1999. By entering into the Fund Accounting Agreement, JPMIS also succeeds First Data Corporation as Fund Accountant to the Trust. As Fund Accountant, JPMIS provides the Trust with various services, including, but are not limited to: (i) maintaining the books and records for the Funds' assets,
(ii) calculating net asset values of the Funds, (iii) accounting for dividends and distributions made by the Funds, and (iv) assisting the Funds' independent auditors with respect to the annual audit. This fee is based on all assets of the Trust and related trusts or funds and is equal to an annual rate of 0.04875% of the first $3 billion, plus 0.0375% of the next $2 billion and 0.0225% of amounts over $5 billion.

        The Funds have not incurred any administrative and accounting fees because the Funds were launched on _____________, 200_.

        Brown Brothers Harriman & Co. ("BBH") also provides fund accounting and administrative services to the Funds under an Administrative and Fund Accounting Agency Agreement (the "Accounting Agreement") entered into between the Funds and BBH on ____, 200_. Under the Accounting Agreement, BBH provides the Funds with various services, including, but are not limited to: (i) maintaining the books and records for the Funds' assets, (ii) calculating net asset values of the Funds, (iii) accounting for dividends and distributions made by the Funds, and
(iv) assisting the Funds' independent auditors with respect to the annual audit. In exchange for BBH's services, the related Funds pay a fee equal to an annual rate of ___% of the assets of the related Funds.

        No administrative and accounting fees were paid to BBH over the past three fiscal years because BBH was retained by certain of the Funds after the end of the most recent fiscal year.


                       EXECUTION OF PORTFOLIO TRANSACTIONS

        In all purchases and sales of securities for the Funds, the primary consideration is to obtain the most favorable price and execution available. The Manager or subadviser determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds' portfolio transactions, subject to the instructions of, and review by, the Funds and their Boards. Purchases and sales of securities within the U.S. other than on a securities exchange will generally be executed directly with a "market-maker" unless, in the opinion of the subadviser, Manager or a Fund, a better price and execution can otherwise be obtained by using a broker for the transaction.

        The Funds contemplate purchasing some equity securities directly in the securities markets located in emerging or developing countries or in the over-the-counter markets. A Fund purchasing ADRs and EDRs may purchase those listed on stock exchanges, or traded in the over-the-counter markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which a Fund may invest may be traded in the over-the-counter markets.

                                      B-29
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


        Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

        In placing portfolio transactions, the Manager or subadviser will use its best efforts to choose a broker-dealer capable of providing the services necessary generally to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the firm's ability to execute trades in a specific market required by a Fund, such as in an emerging market, the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

        Provided the Trust's officers are satisfied that the Funds are receiving the most favorable price and execution available, the Manager and/or subadviser may also consider the sale of the Funds' shares as a factor in the selection of broker-dealers to execute their portfolio transactions. The placement of portfolio transactions with broker-dealers who sell shares of the Funds is subject to rules adopted by NASD Regulation, Inc.

        While the Funds' general policy is to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions, weight may also be given to the ability of a broker-dealer to furnish brokerage, research and statistical services to the Funds or to the Manager, even if the specific services were not imputed just to the Funds and may be lawfully and appropriately used by the Manager in advising other clients. The Manager considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the Agreement, to be useful in varying degrees, but of indeterminable value. In negotiating any commissions with a broker or evaluating the spread to be paid to a dealer, the Manager, acting on behalf of a Fund, may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by that Fund and the Manager to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to that Fund or assist the Manager in carrying out its responsibilities to that Fund. These brokerage, research and statistical services may include research/analysis reports, on-line quotation and news services, industry publications, portfolio management software, access to market information (e.g., last sales, bid-asked, and order) on various equity and options exchanges, and investment workshops. The standard of reasonableness is to be measured in light of the Manager's overall responsibilities to the Funds. The standard of reasonableness is to be measured in light of the Manager's overall responsibilities to the Funds. The Boards review all brokerage allocations where services other than best price and execution capabilities are a factor to ensure that the other services provided meet the criteria outlined above and produce a benefit to the Funds.

        Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commissions.

        Investment decisions for a Fund are made independently from those of other client accounts of the Manager and/or subadviser and their respective affiliates, and suitability is always a paramount consideration. Nevertheless, it is possible that at times the same securities will be acceptable for one or more Funds and for one or more of such client accounts. The Manager and/or subadviser and their respective personnel may have interests in one or more of those client accounts, either through direct investment or because of management fees based on gains in the account. The Manager and/or subadviser have adopted allocation procedures to ensure the fair allocation of securities and prices between the Funds and the various other accounts of the Manager and/or subadviser. These procedures emphasize the desirability of bunching trades and price averaging (see below) to achieve objective fairness among clients advised by the same portfolio manager or portfolio team. Where trades cannot be bunched, the procedures specify alternatives designed to ensure that buy and sell opportunities are allocated fairly and that, over time, all clients are treated equitably. The trade allocation procedures of the Manager and/or subadviser also seek to ensure reasonable efficiency in client transactions, and they provide portfolio managers with reasonable flexibility to use allocation methodologies that are appropriate to their investment discipline on client accounts.

        To the extent any of the Manager's and/or subadviser's client accounts and a Fund seek to acquire the same security at the same general time (especially if that security is thinly traded or is a small-cap stock), that Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day's transactions in such security generally will be allocated between that Fund and all such client accounts in a manner deemed equitable


                                      B-30
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

by the Manager and/or subadviser, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Manager and/or subadviser. In many cases, a Funds' transactions are bunched with the transactions for other client accounts. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as that Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for that Fund.

        The Manager's sell discipline for investments in issuers is based on the premise of a long-term investment horizon; however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Liquidity, volatility, and overall risk of a position are other factors considered by the Manager in determining the appropriate investment horizon.

        For each Fund, sell decisions at the country level are dependent on the results of the asset allocation model of the Manager and/or subadviser. Some countries impose restrictions on repatriation of capital and/or dividends which would lengthen the Manager's and/or subadviser's assumed time horizon in those countries. In addition, the rapid pace of privatization and initial public offerings creates a flood of new opportunities which must continually be assessed against current holdings.

        At the company level, sell decisions are influenced by a number of factors including current stock valuation relative to the estimated fair value range, or a high P/E relative to expected growth. Negative changes in the relevant industry sector, or a reduction in international competitiveness and a declining financial flexibility may also signal a sell.

        The Funds have not incurred any brokerage commissions because the Funds were launched on __________, 200_.

        The Funds do not direct brokerage or effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through such brokers solely for selling shares of the Funds. However, brokers who execute brokerage transactions as described above may from time to time effect purchases of shares of the Funds for their customers.

        Depending on the Manager's view of market conditions, a Fund may or may not purchase securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. A Funds may, however, sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

        The Trust reserves the right in its sole discretion to (i) suspend the continued offering of its Funds' shares, and (ii) reject purchase orders in whole or in part when in the judgment of the Manager or the Distributor such suspension or rejection is in the best interest of a Fund.

        When in the judgment of the Manager it is in the best interests of a Fund, an investor may purchase shares of that Fund by tendering payment in-kind in the form of securities, provided that any such tendered securities are readily marketable (e.g., the Funds will not acquire restricted securities), their acquisition is consistent with that Fund's investment objective and policies, and the tendered securities are otherwise acceptable to that Fund's Manager. Such securities are acquired by that Fund only for the purpose of investment and not for resale. For the purposes of sales of shares of that Fund for such securities, the tendered securities shall be valued at the identical time and in the identical manner that the portfolio securities of that Fund are valued for the purpose of calculating the net asset value of that Fund's shares. A shareholder who purchases shares of a Fund by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to the Fund and the purchase price of the Fund's shares acquired by the shareholder.

        Payments to shareholders for shares of a Fund redeemed directly from that Fund will be made as promptly as possible but no later than three business days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (i) trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (ii) an emergency exists as determined by the SEC (upon application by a Fund pursuant to Section 22(e) of the Investment Company Act) making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (iii) for such other period as the SEC may permit for the protection of the Fund's shareholders.

        The Funds intend to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions that make payment in cash unwise, the Funds may make payment partly in their portfolio securities with a current amortized cost or market value, as appropriate, equal to the redemption price. Although the Funds do not anticipate that they will make any part of a redemption payment


                                      B-31
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

in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Trust has elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, which require that the Funds pay in cash all requests for redemption by any shareholder of record limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Trust's net assets at the beginning of such period.

        The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of a Fund's portfolio securities at the time of redemption or repurchase.

        Retirement Plans. Shares of the Funds are available for purchase by any retirement plan, including Keogh plans, 401(k) plans, 403(b) plans and individual retirement accounts ("IRAs").

        For individuals who wish to purchase shares of the Funds through an IRA, there is available through the Funds a prototype individual retirement account and custody agreement. The custody agreement provides that DST Systems, Inc. will act as custodian under the plan, and will furnish custodial services for an annual maintenance fee per participating account of $10. (These fees are in addition to the normal custodian charges paid by the Funds and will be deducted automatically from each Participant's account.) For further details, including the right to appoint a successor custodian, see the plan and custody agreements and the IRA Disclosure Statement as provided by the Funds. An IRA that invests in shares of the Funds may also be used by employers who have adopted a Simplified Employee Pension Plan. Individuals or employers who wish to invest in shares of a Fund under a custodianship with another bank or trust company must make individual arrangements with such institution. Information about Roth IRAs is also available from those materials.

        It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant with respect to the requirements of such plans and the tax aspects thereof.

        Class A, B and C Shares

        Class A shares are sold to investors choosing the initial sales charge alternatives, and shares of Class B and Class C shares are sold to investors choosing the deferred sales charge alternatives. Each Class A, Class B and Class C share, based on its respective net asset value, represents an identical interest in the investment portfolio of its respective Fund, and has the same rights, except that Class B and Class C shares bear the expenses of the ongoing distribution fees. Class B and Class C shares each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which distribution fees are paid.

        The Trust has entered into separate distribution agreements with the Distributor in connection with the subscription and continuous offering of each class of shares of each Fund (the "Distribution Agreements"). The Distribution Agreements obligate the Distributor to pay certain expenses in connection with the offering of each class of shares of each Fund. After the Prospectuses, Statements of Additional Information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs.

        Class A shares. The term "purchase," as used in the relevant Prospectus and this Statement of Additional Information in connection with an investment in Class A shares of each the Fund, refers to a single purchase by an individual, or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his or her or their own account and single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account although more than one beneficiary is involved. The term "purchase" also includes purchases by any "company," as that term is defined in the Investment Company Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchase of shares of a Fund or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

        Right of Accumulation. Reduced sales charges are applicable through a right of accumulation under which eligible investors are permitted to purchase shares of a Fund subject to an initial sales charge at the offering price applicable to the total of (a) the public offering price of the shares then being purchased plus (b) an amount equal to the then current net asset value or cost, whichever is higher, of the purchaser's combined holdings of all classes of shares of a Fund and of other series of the Trust. A purchaser may include shares held by that purchaser's immediate family, i.e., minor children, spouse and, if in the same household, adult children, siblings and grandparents. For any such right of accumulation to be made available, the Distributor must be provided at the time of purchase, by the purchaser or the purchaser's securities dealer, with sufficient information to permit confirmation of qualification. Acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any


                                      B-32
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

time. Shares held in the name of a nominee or custodian under pension, profit-sharing, or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation.

        Letter of Intention. Reduced sales charges are applicable to purchases aggregating more than $50,000 of Class A shares of a Fund and of other series of the Trust made within a 13-month period starting with the first purchase pursuant to a Letter of Intention. The Letter of Intention is available only to investors whose accounts are maintained at DST Systems, Inc., the Funds' transfer agent (the "Transfer Agent"). The Letter of Intention is not a binding obligation to purchase any amount of Class A shares; however, its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intention may be included under a subsequent Letter of Intention executed within 90 days of such purchase if the Distributor is informed in writing of this intent within such 90-day period. The value of Class A shares of Montgomery Funds presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the Letter of Intention, may be included as a credit toward the completion of such Letter, but the reduced sales charge applicable to the amount covered by such Letter will be applied only to new purchases. If the total amount of shares does not equal the amount stated in the Letter of Intention (minimum of $50,000), the investor will be notified and must pay, within 20 days of the expiration of such Letter, the difference between the sales charge on the Class A shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased through the Letter. Class A shares equal to five percent of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose. The first purchase under the Letter of Intention must be at least five percent of the dollar amount of such Letter. If a purchase during the term of such Letter otherwise would be subject to a further reduced sales charge based on the right of accumulation, the purchaser will be entitled on that purchase and subsequent purchases to the reduced percentage sales charge which would be applicable to a single purchase equal to the total dollar value of the Class A shares then being purchased under such Letter, but there will be no retroactive reduction of the sales charges on any previous purchase. The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the Letter of Intention will be deducted from the total purchases made under such Letter.

        Purchase Privilege of Certain Persons. The following individuals and groups may purchase Class A shares of each Fund at net asset value: current or retired directors, trustees, partners, members, officers and employees of the Trust, the Distributor, the Manager and its shareholders, certain family members of the above persons, and trusts or plans primarily for such persons; current or retired registered representatives or full-time employees and their spouses and minor children and plans of such persons; investors who exchange their shares from an unaffiliated investment company which has a sales charge, so long as shares are purchased within 60 days of the redemption; Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with 50 or more eligible employees; investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services; employer-sponsored benefit plans in connection with purchases of shares of Class A shares made as a result of participant-directed exchanges between options in such a plan; "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the Distributor or another broker-dealer or financial institution with respect to sales of Class A shares; and such other persons as are determined by the Board (or by the Distributor pursuant to guidelines established by the Board) to have acquired shares under circumstances not involving any sales expense to the Trust or the Distributor.

        Reductions in or exemptions from the imposition of a sales load are due to the nature of the investors and/or the reduced sales efforts that will be needed in obtaining such investments.

        Certain employer-sponsored retirement or savings plans and certain other arrangements may purchase Class A shares at net asset value, based on the number of employees or number of employees eligible to participate in the plan, the aggregate amount invested by the plan in specified investments. Certain other plans may purchase Class B shares with a waiver of the contingent deferred sales charge ("CDSC") upon redemption, based on similar criteria. Such Class B shares will convert into Class A shares approximately at the beginning of the seventh year after the plan purchases the first share of any Montgomery Fund. Minimum purchase requirements may be waived or varied for such plans.

        Class B and Class C shares. As discussed in the relevant Prospectus, while Class B shares redeemed within six years of purchase are subject to a CDSC under most circumstances, the charge is waived on redemptions of Class B shares in connection with certain post-retirement withdrawals from an IRA or other retirement plan or following the death or disability of a Class B shareholder. Redemptions for which the waiver applies are: (a) any partial or complete redemption in connection with a tax-free distribution following retirement under a tax-deferred retirement plan or attaining age 59 1/2 in the case of an IRA or other retirement plan, or part of a series of equal periodic payments (not less frequently than annually) made for the life (or life expectancy) or any redemption resulting from the tax-free return of an excess contribution to an IRA; or (b) any partial or complete redemption following the death or disability (as defined in the Code) of a Class B shareholder (including one who owns the respective Class B shares as joint tenant with his or her spouse), provided that the redemption is requested within one year of the death or initial determination of disability.


                                      B-33
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                        DETERMINATION OF NET ASSET VALUE

        The net asset value per share of a Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of that Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

        As noted in the Prospectus, the net asset value of shares of the Funds generally will be determined at least once daily as of 4:00 p.m. Eastern Time (or earlier when trading closes earlier), on each day the New York Stock Exchange ("NYSE") is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and for New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The national bank holidays also include:
Columbus Day and Veterans' Day. The Funds may, but do not expect to, determine the net asset values of their shares on any day when the NYSE is not open for trading if there is sufficient trading in their portfolio securities on such days to affect materially per-share net asset value..

        Generally, trading in and valuation of foreign securities is substantially completed each day at various times prior to the close of the NYSE. In addition, trading in and valuation of foreign securities may not take place on every day in which the NYSE is open for trading. Furthermore, trading takes place in various foreign markets on days in which the NYSE is not open for trading and on which the Funds' net asset values are not calculated. Occasionally, events affecting the values of such securities in U.S. dollars on a day on which a Fund calculates its net asset value may occur between the times when such securities are valued and the close of the NYSE that will not be reflected in the computation of that Fund's net asset value unless the Board or its delegates deem that such events would materially affect the net asset value, in which case an adjustment would be made.

        Generally, the Funds' investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Manager and the Trust's Pricing Committee pursuant to procedures approved by or under the direction of the Boards.

        The Funds' equity securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Equity securities that are traded on more than one exchange are valued on the exchange determined by the Manager to be the primary market. Securities traded in the over-the-counter market are valued at the mean between the last available bid and asked price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Boards.

        Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day.

        Corporate debt securities, U.S. government securities, mortgage-related securities and asset-backed fixed-income securities held by the Funds are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, approved by the Board, or at fair value as determined in good faith by procedures approved by the Boards. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield-to-maturity information.

        An option that is written by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the mean between the last bid and asked prices. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Boards.

        If any securities held by a Fund are restricted as to resale or do not have readily available market quotations, the Manager and the Trust's' Pricing Committees determine their fair value, following procedures approved by the Boards. The Trustees periodically review such valuations and valuation procedures. The fair value of such securities is generally determined as the amount which a Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the


                                      B-34
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

financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

        Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Boards in good faith will establish a conversion rate for such currency.

        All other assets of the Funds are valued in such manner as the Boards in good faith deem appropriate to reflect their fair value.


                              PRINCIPAL UNDERWRITER

        The Distributor, Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109, also acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is currently registered as a broker-dealer with the SEC and in all 50 states, is a member of most of the principal securities exchanges in the U.S., and is a member of the National Association of Securities Dealers, Inc. The Underwriting Agreement between each Fund and the Distributor is in effect for each Fund for the same periods as the Management Agreements, and shall continue in effect thereafter for periods not exceeding one year if approved at least annually by (i) the appropriate Board or the vote of a majority of the outstanding securities of that Fund (as defined in the Investment Company Act), and (ii) a majority of the Trustees who are not interested persons of any such party, in each case by a vote cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement with respect to each Fund may be terminated without penalty by the parties thereto upon 60 days' written notice and is automatically terminated in the event of its assignment as defined in the Investment Company Act. There are no underwriting commissions paid with respect to sales of the Funds' shares. The Principal Underwriter has not been paid any underwriting commissions for underwriting securities of the Funds during each of the Funds' last three fiscal years.

        The Distributor has adopted a Code of Ethics pursuant to Section 17(j) of the Investment Company Act, as amended, and Rule 17j-1 thereunder. The Code of Ethics conforms to the provisions of Rule 17j-1 as adopted by the SEC on October 29, 1999. The Code of Ethics sets forth the basic policies of ethical conduct for all Covered Persons of Funds Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services. Currently, the Code of Ethics permits Covered Persons, subject to the Code, to buy and sell securities for their individual accounts, unless such securities at the time of such purchase or sale are being purchased or sold by a Fund, subject to certain restrictions and reporting procedures.


                             PERFORMANCE INFORMATION

        As noted in the Prospectuses, the Funds may, from time to time, quote various performance figures in advertisements and other communications to illustrate their past performance. Performance figures will be calculated separately for different classes of shares.

        Average Annual Total Return. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return for a Fund will be accompanied by information on that Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from that Fund's inception of operations. The Funds may also advertise aggregate and average total return information over different periods of time. A Fund's "average annual total return" figures are computed according to a formula prescribed by the SEC expressed as follows:

                                    P(1 + T)(n) = ERV
        Where:        P      =      a hypothetical initial payment of $1,000.
                      T      =      average annual total return.
                      n      =      number of years.
                      ERV    =      Ending Redeemable Value of a hypothetical
                                    $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of each respective period (or fractional portion

                                      B-35
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

                                    thereof), assuming reinvestment of all
                                    dividends and distributions and complete redemption of the hypothetical investment at the end of the measuring period.

        Aggregate Total Return. A Fund's "aggregate total return" figures represent the cumulative change in the value of an investment in that Fund for the specified period and are computed by the following formula:

                                    ERV - P
                                    -------
                                         P
        Where:        P      =      a hypothetical initial payment of $1,000.
                      ERV    =      Ending Redeemable Value of a hypothetical
                                    $1,000 investment made at the beginning of a l-, 5- or 10-year period at the end of a l-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions and complete redemption of the hypothetical investment at the end of the measuring period.

        Each Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of that Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in that Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing that Fund's performance with that of other investment companies should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

        The Funds were launched on ____________, 200_; accordingly, there are no performance returns.

        Average Annual Total Returns (after taxes on distributions). The average annual total return (after taxes on distributions) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula as required by the SEC:

                                    P(1+T)(n) = ATV(D)

        Where:

                      T      =      average annual total return (after taxes on
                                    distributions)

                      ATV(D) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10- year (or other) periods at the end of the applicable period (or a fractional portion thereof), after taxes on Fund distributions but not after taxes on sales of Fund shares.

                      P      =      a hypothetical initial payment of $1,000

                      n      =      period covered by the computation, expressed
                                    in years.

        Comparisons. To help investors better evaluate how an investment in the Funds might satisfy their investment objectives, advertisements and other materials regarding the Funds may discuss various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. Publications, indices and averages, including but not limited to, the following may be used in discussion of a Fund's performance or the investment opportunities it may offer:

        a) Standard & Poor's 500 Composite Stock Index, one or more of the Morgan Stanley Capital International Indices, and one or more of the International Finance Corporation Indices.

        b) Bank Rate Monitor--A weekly publication which reports various bank investments, such as certificate of deposit rates, average savings account rates and average loan rates.

        c) Lipper Mutual Fund Performance Analysis and Lipper Fixed Income Fund Performance Analysis--A ranking service that measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of any applicable sales charges.

                                      B-36
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


        d) Donoghue's Money Fund Report--Industry averages for 7-day annualized and compounded yields of taxable, tax-free, and government money funds.

        e) Salomon Brothers Bond Market Roundup--A weekly publication which reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets. This publication also summarizes changes in banking statistics and reserve aggregates.

        f) Lehman Brothers indices--Lehman Brothers fixed-income indices may be used for appropriate comparisons.

        g) Other indices--including Consumer Price Index, Ibbotson, Micropal, CNBC/Financial News Composite Index, MSCI EAFE Index (Morgan Stanley Capital International, Europe, Australasia, Far East Index--a capitalization-weighted index that includes all developed world markets except for those in North America), Datastream, Worldscope, NASDAQ, Russell 2000 Growth and IFC Emerging Markets Database.

        In addition, one or more portfolio managers or other employees of the Manager may be interviewed by print media, such as by the Wall Street Journal or Business Week, or electronic news media, and such interviews may be reprinted or excerpted for the purpose of advertising regarding the Funds.

        In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Funds' portfolios, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formulae used by the Funds to calculate their figures.

        The Funds may also publish their relative rankings as determined by independent mutual fund ranking services like Lipper Analytical Services, Inc. and Morningstar, Inc.

        The Funds may choose to publish hypothetical results from model portfolios, as well as make other relevant comparisons of the Funds' performance to separate account performance or composites. Investors should bear in mind that these models and comparisons are not substitutes for the performance of the Funds.

        Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of a Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

        Reasons to Invest in the Funds. From time to time, the Funds may publish or distribute information and reasons supporting the Manager's belief that a particular Fund may be appropriate for investors at a particular time. The information will generally be based on internally generated estimates resulting from the Manager's research activities and projections from independent sources. These sources may include, but are not limited to, Bloomberg, Morningstar, Barings, WEFA, consensus estimates, Datastream, Micropal, I/B/E/S Consensus Forecast, Worldscope and Reuters as well as both local and international brokerage firms. For example, the Funds may suggest that certain countries or areas may be particularly appealing to investors because of interest rate movements, increasing exports and/or economic growth. The Funds may, by way of further example, present a region as possessing the fastest growing economies and may also present projected gross domestic product (GDP) for selected economies.

        Research. The Manager has developed its own tradition of intensive research and has made intensive research one of the important characteristics of the style of The Montgomery Funds.

        The portfolio managers for the International and Global Equity Funds work extensively on developing an in-depth understanding of particular foreign markets and particular companies. And they very often discover that they are the first analysts from the United States to meet with representatives of foreign companies, especially those in emerging markets nations.

        Extensive research into companies that are not well known--discovering new opportunities for investment--is a theme that crosses a number of the Funds and is reflected in the number of Funds oriented towards smaller capitalization businesses

        In-depth research, however, goes beyond gaining an understanding of unknown opportunities. The portfolio analysts have also developed new ways of gaining information about well-known parts of the domestic market. The growth equity team, for example, has developed its own strategy and proprietary database for analyzing the growth potential of U.S. companies, often large, well-known companies.

                                      B-37
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


        From time to time, advertising and sales materials for The Montgomery Funds may include biographical information about portfolio managers as well as commentary by portfolio managers regarding investment strategy, asset growth, current or past economic, political or financial conditions that may be of interest to investors.

        Also, from time to time, the Manager may refer to its quality and size, including references to its total assets under management (as of __________, 200_, approximately $_._ billion, including approximately $_._ billion for investors in The Montgomery Funds) and total shareholders invested in the Funds (as of __________, 200_, approximately _________).


                               GENERAL INFORMATION

        Investors in the Funds will be informed of the Funds' progress through periodic reports. Financial statements will be submitted to shareholders semi-annually, at least one of which will be certified by independent public accountants. All expenses incurred in connection with the organization of The Montgomery Funds II have been assumed by Montgomery Institutional Series:
Emerging Markets Portfolio and the Manager. Expenses incurred in connection with the establishment and registration of shares of each of the other Funds constituting separate series of the Trust have been assumed by each respective Fund. The expenses incurred in connection with the establishment and registration of shares of the Funds as separate series of the Trust have been assumed by the respective Funds and are being amortized over a period of five years commencing with their respective dates of inception. The Manager has agreed, to the extent necessary, to advance the organizational expenses incurred by certain Funds and will be reimbursed for such expenses after commencement of those Funds' operations. Investors purchasing shares of a Fund bear such expenses only as they are amortized daily against that Fund's investment income.

        As noted above, JPMorgan Chase Bank (the "Custodian") acts as custodian of the securities and other assets of certain series of the Funds. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.

        Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, provides custodian and accounting services and assists Montgomery in providing administrative services to the Funds.

        DST Systems, Inc., 333 West 11th Street, Kansas City, Missouri 64105, is the Funds' Master Transfer Agent and Paying Agent.

        PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, California 94105, is the independent accountant for the Funds.

        The validity of shares offered hereby has been passed on by Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, San Francisco, California 94105.

        The shareholders of The Montgomery Funds (but not The Montgomery Funds
II) as shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust ("Declaration of Trust") contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Funds' assets for any shareholder held personally liable for obligations of the Funds or Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Funds. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company as distinguished from an operating company would not likely give rise to liabilities in excess of the Funds' total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is extremely remote because it is limited to the unlikely circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.

        Among the Boards' powers enumerated in the Declaration of Trust is the authority to terminate the Trust or any of its series, or to merge or consolidate the Trust or one or more of their series with another trust or company without the need to seek shareholder approval of any such action.

        Section 15(a) of the Investment Company Act and Rule 18f-2 thereunder require that the shareholders of the Fund approve the Fund's sub-advisory agreement(s) and any amendments thereto. On April 23, 2002, the Trust and the Manager filed an application with the Securities and Exchange Commission for an order (the "SEC Order") exempting the Fund from these provisions. The SEC Order, if granted, would permit the Manager to hire new sub-advisers, terminate sub-advisers, rehire existing sub-advisers whose


                                      B-38
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

agreements have been assigned (and, thus, automatically terminated), and modify sub-advisory agreements without the prior approval of shareholders. The order also would permit the Manager to change the terms of agreements with a subadviser or to continue the employment of a subadviser after an event that would otherwise cause the automatic termination of services. Under the order, shareholders would be required to be notified of any subadviser changes. Shareholders would also have the right to terminate arrangements with a subadviser by the vote of a majority of the outstanding shares of a Fund.

        The Manager intends to apply for a separate exemptive order from the SEC which would permit a Fund, subject to certain conditions, to invest without limit in other Funds in the same complex and to invest a portion of the Fund's assets in securities other than government securities, such as S&P 500 Index Futures.

        There are no shareholders owning of record five percent or more of the outstanding shares of the respective Funds. As of ____, 200_, the Trustees and the officers of the Trust owned, as a group, less than 1% of the outstanding shares of each Fund.

        The Trust is registered with the Securities and Exchange Commission as non-diversified management investment companies, although each Fund is a diversified series of the Trust. Such a registration does not involve supervision of the management or policies of the Funds. The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statements filed with the SEC. Copies of the Registration Statements may be obtained from the SEC upon payment of the prescribed fee.


                              FINANCIAL STATEMENTS

        There are no audited financial statements for the Funds since the Funds were launched on ____________, 200_.


                                      B-39
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                                    Appendix

        Description ratings for Standard & Poor's Ratings Group ("S&P"); Moody's Investors Service, Inc., ("Moody's") and Fitch Ratings ("Fitch").


Standard & Poor's Rating Group
------------------------------


Bond Ratings


        AAA Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.


        AA Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.


        A Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.


        BBB Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.


        BB Bonds rated BB have less near-term vulnerability to default than other speculative grade debt. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.


        B Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.


        CCC Bonds rated CCC have a current identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.


        CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.


        C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.


        D Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.


               S&P's letter ratings may be modified by the addition of a plus (+) or a minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.


Commercial Paper Ratings


        An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.


        A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.

                                      B-40
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


        A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.


        A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


        B Issues carrying this designation are regarded as having only speculative capacity for timely payment.


        C This designation is assigned to short-term obligations with doubtful capacity for payment.


        D Issues carrying this designation are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Ratings
---------------

Bond Ratings

        Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


        Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


        A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


        Baa Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.


        Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, therefore, not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.


        B Bonds which are rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


        Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


        Ca Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


        C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


        Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

                                      B-41
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Commercial Paper Ratings


        The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.


        Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


        Issuers (or related supporting institutions) rated Prime-3 (P-3) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirements for relatively high financial leverage. Adequate alternate liquidity is maintained.


        Issuers (or related supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.


Fitch
-----


Bond Ratings


        The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.


        AAA Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.


        AA Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.


        A Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


        BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.


        BB Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.


        B Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                                      B-42
--------------------------------------------------------------------------------

        CCC Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.


        CC Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.


        C Bonds rated C are in imminent default in payment of interest or principal.

        DDD, DD and D


               Bonds rated DDD, DD and D are in actual default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.


        Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category covering 12-36 months.


Short-Term Ratings


        Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.


        Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.


        F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.


        F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.


        F-2 Good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-l+ and F-1 categories.


        F-3 Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.


        F-S Weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.


        D Default. Issues assigned this rating are in actual or imminent payment default.


                                      B-43
--------------------------------------------------------------------------------

              ____________________________________________________

                                     PART C

                                OTHER INFORMATION

               ___________________________________________________

                             THE MONTGOMERY FUNDS II
                                 ______________

                                    FORM N-1A
                                 ______________

                                     PART C
                                 ______________


Item 23.  Exhibits

        (a) Amended and Restated Agreement and Declaration of Trust as incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement as filed with the Commission on October 29, 1998 ("Post-Effective Amendment No. 37").

        (b) Amended and Restated By-Laws is incorporated by reference to Post-Effective Amendment No. 37.

        (c)    Instruments Defining Rights of Security Holder - Not applicable.

        (d)    Investment Advisory Contracts

               (1) Form of Investment Management Agreement is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement as filed with the Commission on July 31, 1997 ("Post-Effective Amendment No. 22").

               (2)   Form of Investment Subadvisory Agreement - to be filed.

        (e) Form of Underwriting Agreement is incorporated by reference to Post-Effective Amendment No. 22.

        (f)    Bonus or Profit Sharing Contracts - Not applicable.

        (g) Form of Custody Agreement is incorporated by reference to Post-Effective Amendment No. 37.

        (h)    Other Material Contracts:

               (1) Form of Administrative Services Agreement is incorporated by reference to Post-Effective Amendment No. 55 as filed with the Commission on August 31, 2001 ("Post-Effective Amendment No. 55").

               (2) Form of Shareholder Services Plan is incorporated by reference to Post-Effective Amendment No. 55.

        (i)    Opinion of Counsel as to legality of shares - filed herewith.

        (j) Other Opinions: Consent of Independent Accountants - not applicable.

        (k)    Omitted Financial Statements - Not applicable.

        (l) Initial Capital Agreements: Letter of Understanding re: Initial Shares is incorporated by reference to Post-Effective Amendment No. 37.

        (m) Rule 12b-1 Plan: Form of Share Marketing Plan (Rule 12b-1Plan) is incorporated by reference to Post-Effective Amendment No. 55.

        (n)    Financial Data Schedule - Not applicable.

        (o) 18f-3 Plan - Form of Amended and Restated Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 55.

        (p)    (1)   Code of Ethics of investment adviser is incorporated by
                     reference to Post-Effective Amendment No. 55.

               (2)   Code of Ethics of subadviser - to be filed.

Item 24.  Persons Controlled by or Under Common Control with the Fund

         Montgomery Asset Management, LLC, a Delaware limited liability company, is the manager of each series of the Registrant, a Delaware Statutory Trust, of The Montgomery Funds, a Massachusetts business trust, of The Montgomery Funds III, a Delaware statutory trust, and of Montgomery Partners Absolute Return Fund LLC, a Delaware limited liability company. Montgomery Asset Management, LLC is a subsidiary of Commerzbank AG based in Frankfurt, Germany. The Registrant, The Montgomery Funds, The Montgomery Funds III and Montgomery Partners Absolute Return Fund LLC are deemed to be under the common control of each of those two entities.

Item 25.  Indemnification

        Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

        Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

        Effective July 31, 1997, Montgomery Asset Management, L.P. completed the sale of substantially all of its assets to the current investment manager, Montgomery Asset Management, LLC ("MAM, LLC"), a subsidiary of Commerzbank AG. Information about the officers and directors of MAM, LLC is provided below. The address for the following persons is 101 California Street, San Francisco, California 94111.

        F. Scott Tuck           Chairman and Chief Executive Officer of MAM, LLC
        Mark B. Geist           Vice Chairman Emeritus of MAM, LLC

        William Stevens         President of MAM, LLC
        James E. Klescewski     Vice President and Treasurer of MAM, LLC
        Dana E. Schmidt         Vice President and Secretary of MAM, LLC

         The following directors of MAM, LLC also are officers of Commerzbank AG. The address for the following persons is Kaiserplatz, 60261 Frankfurt am Main, Germany.

        Klaus Patig                 Director of MAM, LLC
        Dr. Friedrich Schmitz       Director of MAM, LLC


Item 27.  Principal Underwriter

        (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

               GMO Trust
               LaSalle Partners Funds, Inc.
               LMCG Funds
               Merrimac Series
               Monetta Fund, Inc.
               Monetta Trust
               The Montgomery Funds
               The Montgomery Funds II
               The Munder Framlington Funds Trust
               The Munder Funds Trust
               The Munder Funds, Inc.
               National Investors Cash Management Fund, Inc.
               The Saratoga Advantage Trust
               Skyline Funds
               St. Clair Funds, Inc.
               TD Waterhouse Family of Funds, Inc.
               TD Waterhouse Trust
               UAM Funds, Inc.
               UAM Funds, Inc. II
               UAM Funds Trust

               The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. Funds Distributor is an indirect wholly owned subsidiary of The BISYS Group, Inc.

        (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

               Lynn J. Mangum          Director
               William J. Tomko        President
               Kevin J. Dell           Secretary
               Edward S. Forman        Assistant Secretary
               Dennis R. Sheehan       Director/Treasurer
               Donald W. Blodgett,     Financial Operations Officer
                  Jr.
               Charles L. Booth        Vice President/ Assistant Compliance
                                       Officer
               Richard F. Froio        Chief Compliance Officer/ Executive
                                       Representative Supervising Principal

(c)     Not Applicable.

Item 28.       Location of Accounts and Records.

         The accounts, books, or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the "Investment Company Act") will be kept by the Registrant's Transfer Agent, DST Systems, Inc., P.O. Box 1004 Baltimore, Kansas City, Missouri 64105, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5), (6), (7), (9),
(10) and (11) of Rule 31a-1(b)), which will be kept by the Registrant at 101 California Street, San Francisco, California 94111.

Item 29.  Management Services.

        There are no management-related service contracts not discussed in Parts A and B.

Item 30.  Undertakings.

        (a)    Not applicable.

        (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's last annual report to shareholders, upon request and without charge.

        (c) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that this Amendment meets all of the requirements for effectiveness of this Amendment pursuant to Rule 485(a) under the 1933 Act, and that the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, the State of California, on this 8th day of October, 2002.

                               THE MONTGOMERY FUNDS II



                               By:    /s/ Elizabeth W. Lawrence*
                                      --------------------------
                                      Elizabeth W. Lawrence
                                      President and Principal Executive Officer;
                                      Treasurer and Principal Financial and
                                      Accounting Officer



        Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Elizabeth W. Lawrence*          President and                   October 8, 2002
--------------------------          Principal Executive Officer,
Elizabeth W. Lawrence               Treasurer and Principal
                                    Financial and Accounting
                                    Officer



/s/ R. Stephen Doyle *              Chairman of the                 October 8, 2002
--------------------------          Board of Trustees
R. Stephen Doyle


/s/ F. Scott Tuck *                 Trustee                         October 8, 2002
--------------------------
F. Scott Tuck


/s/ Andrew Cox *                    Trustee                         October 8, 2002
--------------------------
Andrew Cox


/s/ Cecilia H. Herbert *            Trustee                         October 8, 2002
--------------------------
Cecilia H. Herbert


/s/ John A. Farnsworth *            Trustee                         October 8, 2002
--------------------------
John A. Farnsworth




* By:   /s/ Julie Allecta
        -------------------
        Julie Allecta, Attorney-in-Fact
        pursuant to Power of Attorney filed with Post-Effective Amendment No. 57 and Post-Effective Amendment No. 59.

                                 Law Offices of
                      Paul, Hastings, Janofsky & Walker LLP
                                55 Second Street
                      San Francisco, California 94105-3441
                            Telephone (415) 856-7000
                            Facsimile (415) 856-7100
                          Internet www.paulhastings.com

                                 October 8, 2002

VIA EDGAR

Secretary
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

        Re:    The Montgomery Funds II - File Nos. 33-69686 and 811-8064

Sir or Madam:

               On behalf of The Montgomery Funds II (the "Registrant"), attached please find the following for filing under Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended:
Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (the "Amendment").

               The purpose of the Amendment is to seek the staff's review of the Prospectuses and the combined Statement of Additional Information respecting the Montgomery Partners Long-Short Fund and the Montgomery Partners Long-Short
Bond Plus Fund, two new series of the Registrant. An opinion of legal counsel as to the legality of shares of these new series are filed as an exhibit to this Amendment.

               The Registrant respectfully requests that this Amendment be declared effective within 75 days from the date of this filing. Please direct any inquiries regarding this filing to the undersigned at (415) 856-7049.

                                    Very truly yours,

                                    /s/ Thao H. Ngo
                         for PAUL, HASTINGS, JANOFSKY & WALKER LLP

Enclosures
cc:     Dana Schmidt (w/ enclosures)
        David A. Hearth, Esq., Julie Allecta, Esq. and Adam J. Mizock, Esq. (w/ enclosures)